Schedule III - Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	$ 1,764,571
Initial Cost to Company
Land	1,725,835
Buildings and Improvements	8,530,116
Costs Capitalized Subsequent to Acquisition	730,073
Gross Amount at Which Carried As of Year End
Land	1,729,677
Buildings and Improvements	9,123,868
Total	10,853,545
Accumulated Depreciation	(1,472,272)
Continuing operations properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,764,571
Initial Cost to Company
Land	1,725,835
Buildings and Improvements	8,527,387
Costs Capitalized Subsequent to Acquisition	726,059
Gross Amount at Which Carried As of Year End
Land	1,729,677
Buildings and Improvements	9,120,426
Total	10,850,103
Accumulated Depreciation	(1,470,226)
Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,366,930
Initial Cost to Company
Land	487,394
Buildings and Improvements	3,793,465
Costs Capitalized Subsequent to Acquisition	55,053
Gross Amount at Which Carried As of Year End
Land	488,276
Buildings and Improvements	3,766,509
Total	4,254,785
Accumulated Depreciation	(507,329)
Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	69,033
Initial Cost to Company
Land	954,205
Buildings and Improvements	2,193,335
Costs Capitalized Subsequent to Acquisition	384,807
Gross Amount at Which Carried As of Year End
Land	955,261
Buildings and Improvements	2,574,906
Total	3,530,167
Accumulated Depreciation	(292,318)
Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	328,608
Initial Cost to Company
Land	190,215
Buildings and Improvements	1,784,246
Costs Capitalized Subsequent to Acquisition	256,027
Gross Amount at Which Carried As of Year End
Land	192,117
Buildings and Improvements	2,000,699
Total	2,192,816
Accumulated Depreciation	(431,122)
Post-acute/skilled nursing
Initial Cost to Company
Land	17,349
Buildings and Improvements	202,881
Costs Capitalized Subsequent to Acquisition	19,871
Gross Amount at Which Carried As of Year End
Land	17,351
Buildings and Improvements	216,117
Total	233,468
Accumulated Depreciation	(84,321)
Hospital
Initial Cost to Company
Land	76,672
Buildings and Improvements	553,460
Costs Capitalized Subsequent to Acquisition	10,301
Gross Amount at Which Carried As of Year End
Land	76,672
Buildings and Improvements	562,195
Total	638,867
Accumulated Depreciation	(155,136)
Corporate and other assets
Initial Cost to Company
Buildings and Improvements	2,729
Costs Capitalized Subsequent to Acquisition	4,014
Gross Amount at Which Carried As of Year End
Buildings and Improvements	3,442
Total	3,442
Accumulated Depreciation	(2,046)
1087 Birmingham AL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	32,003
Initial Cost to Company
Land	4,682
Buildings and Improvements	74,204
Gross Amount at Which Carried As of Year End
Land	4,682
Buildings and Improvements	72,755
Total	77,437
Accumulated Depreciation	(13,044)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1086 Huntsville AL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	17,529
Initial Cost to Company
Land	1,394
Buildings and Improvements	38,603
Gross Amount at Which Carried As of Year End
Land	1,394
Buildings and Improvements	37,870
Total	39,264
Accumulated Depreciation	(6,540)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1107 Huntsville AL | Senior housing
Initial Cost to Company
Land	307
Buildings and Improvements	5,813
Gross Amount at Which Carried As of Year End
Land	307
Buildings and Improvements	5,453
Total	5,760
Accumulated Depreciation	(716)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1154 Little Rock AR | Senior housing
Initial Cost to Company
Land	1,922
Buildings and Improvements	14,140
Costs Capitalized Subsequent to Acquisition	21
Gross Amount at Which Carried As of Year End
Land	1,922
Buildings and Improvements	13,667
Total	15,589
Accumulated Depreciation	(1,840)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
786 Douglas AZ | Senior housing
Initial Cost to Company
Land	110
Buildings and Improvements	703
Gross Amount at Which Carried As of Year End
Land	110
Buildings and Improvements	703
Total	813
Accumulated Depreciation	(244)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
518 Tucson AZ | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	32,438
Initial Cost to Company
Land	2,350
Buildings and Improvements	24,037
Gross Amount at Which Carried As of Year End
Land	2,350
Buildings and Improvements	24,037
Total	26,387
Accumulated Depreciation	(6,610)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1974 Sun City AZ | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	33,519
Initial Cost to Company
Land	2,640
Buildings and Improvements	32,774
Costs Capitalized Subsequent to Acquisition	944
Gross Amount at Which Carried As of Year End
Land	2,640
Buildings and Improvements	33,718
Total	36,358
Accumulated Depreciation	(1,253)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1238 Beverly Hills CA | Senior housing
Initial Cost to Company
Land	9,872
Buildings and Improvements	32,590
Costs Capitalized Subsequent to Acquisition	2,100
Gross Amount at Which Carried As of Year End
Land	9,872
Buildings and Improvements	33,965
Total	43,837
Accumulated Depreciation	(4,344)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1149 Camarillo CA | Senior housing
Initial Cost to Company
Land	5,798
Buildings and Improvements	19,427
Gross Amount at Which Carried As of Year End
Land	5,798
Buildings and Improvements	18,651
Total	24,449
Accumulated Depreciation	(2,448)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1006 Carlsbad CA | Senior housing
Initial Cost to Company
Land	7,897
Buildings and Improvements	14,255
Costs Capitalized Subsequent to Acquisition	360
Gross Amount at Which Carried As of Year End
Land	7,897
Buildings and Improvements	13,825
Total	21,722
Accumulated Depreciation	(1,797)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
883 Carmichael CA | Senior housing
Initial Cost to Company
Land	4,270
Buildings and Improvements	13,846
Gross Amount at Which Carried As of Year End
Land	4,270
Buildings and Improvements	13,236
Total	17,506
Accumulated Depreciation	(1,682)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
851 Citrus Heights CA | Senior housing
Initial Cost to Company
Land	1,180
Buildings and Improvements	8,367
Gross Amount at Which Carried As of Year End
Land	1,180
Buildings and Improvements	8,037
Total	9,217
Accumulated Depreciation	(1,494)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
790 Concord CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	25,000
Initial Cost to Company
Land	6,010
Buildings and Improvements	39,601
Gross Amount at Which Carried As of Year End
Land	6,010
Buildings and Improvements	38,301
Total	44,311
Accumulated Depreciation	(6,127)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
787 Dana Point CA | Senior housing
Initial Cost to Company
Land	1,960
Buildings and Improvements	15,946
Gross Amount at Which Carried As of Year End
Land	1,960
Buildings and Improvements	15,466
Total	17,426
Accumulated Depreciation	(2,481)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
1152 Elk Grove CA | Senior housing
Initial Cost to Company
Land	2,235
Buildings and Improvements	6,339
Gross Amount at Which Carried As of Year End
Land	2,235
Buildings and Improvements	6,186
Total	8,421
Accumulated Depreciation	(812)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
798 Escondido CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	14,340
Initial Cost to Company
Land	5,090
Buildings and Improvements	24,253
Gross Amount at Which Carried As of Year End
Land	5,090
Buildings and Improvements	23,353
Total	28,443
Accumulated Depreciation	(3,746)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
791 Fremont CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,246
Initial Cost to Company
Land	2,360
Buildings and Improvements	11,672
Gross Amount at Which Carried As of Year End
Land	2,360
Buildings and Improvements	11,192
Total	13,552
Accumulated Depreciation	(1,796)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1965 Fresno CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	23,252
Initial Cost to Company
Land	1,730
Buildings and Improvements	25,491
Costs Capitalized Subsequent to Acquisition	308
Gross Amount at Which Carried As of Year End
Land	1,730
Buildings and Improvements	25,799
Total	27,529
Accumulated Depreciation	(983)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
788 Granada Hills CA | Senior housing
Initial Cost to Company
Land	2,200
Buildings and Improvements	18,257
Gross Amount at Which Carried As of Year End
Land	2,200
Buildings and Improvements	17,637
Total	19,837
Accumulated Depreciation	(2,829)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
1156 Hemet CA | Senior housing
Initial Cost to Company
Land	1,270
Buildings and Improvements	5,966
Costs Capitalized Subsequent to Acquisition	17
Gross Amount at Which Carried As of Year End
Land	1,270
Buildings and Improvements	5,737
Total	7,007
Accumulated Depreciation	(754)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
856 Irvine CA | Senior housing
Initial Cost to Company
Land	8,220
Buildings and Improvements	14,104
Gross Amount at Which Carried As of Year End
Land	8,220
Buildings and Improvements	13,564
Total	21,784
Accumulated Depreciation	(1,633)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
227 Lodi CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,977
Initial Cost to Company
Land	732
Buildings and Improvements	5,453
Gross Amount at Which Carried As of Year End
Land	732
Buildings and Improvements	5,453
Total	6,185
Accumulated Depreciation	(2,072)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
226 Murietta CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,032
Initial Cost to Company
Land	435
Buildings and Improvements	5,729
Gross Amount at Which Carried As of Year End
Land	435
Buildings and Improvements	5,729
Total	6,164
Accumulated Depreciation	(2,110)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1165 Northridge CA | Senior housing
Initial Cost to Company
Land	6,718
Buildings and Improvements	26,309
Costs Capitalized Subsequent to Acquisition	6
Gross Amount at Which Carried As of Year End
Land	6,718
Buildings and Improvements	25,506
Total	32,224
Accumulated Depreciation	(3,348)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1561 Orangevale CA | Senior housing
Initial Cost to Company
Land	2,160
Buildings and Improvements	8,522
Costs Capitalized Subsequent to Acquisition	1,000
Gross Amount at Which Carried As of Year End
Land	2,160
Buildings and Improvements	9,522
Total	11,682
Accumulated Depreciation	(1,485)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1168 Palm Springs CA | Senior housing
Initial Cost to Company
Land	1,005
Buildings and Improvements	5,183
Costs Capitalized Subsequent to Acquisition	21
Gross Amount at Which Carried As of Year End
Land	1,005
Buildings and Improvements	4,841
Total	5,846
Accumulated Depreciation	(636)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
789 Pleasant Hill CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,270
Initial Cost to Company
Land	2,480
Buildings and Improvements	21,333
Gross Amount at Which Carried As of Year End
Land	2,480
Buildings and Improvements	20,633
Total	23,113
Accumulated Depreciation	(3,310)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1166 Rancho Mirage CA | Senior housing
Initial Cost to Company
Land	1,798
Buildings and Improvements	24,053
Costs Capitalized Subsequent to Acquisition	5
Gross Amount at Which Carried As of Year End
Land	1,798
Buildings and Improvements	23,144
Total	24,942
Accumulated Depreciation	(3,038)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1008 San Diego CA | Senior housing
Initial Cost to Company
Land	6,384
Buildings and Improvements	32,072
Costs Capitalized Subsequent to Acquisition	222
Gross Amount at Which Carried As of Year End
Land	6,384
Buildings and Improvements	31,191
Total	37,575
Accumulated Depreciation	(4,094)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1007 San Dimas CA | Senior housing
Initial Cost to Company
Land	5,628
Buildings and Improvements	31,374
Costs Capitalized Subsequent to Acquisition	208
Gross Amount at Which Carried As of Year End
Land	5,630
Buildings and Improvements	30,786
Total	36,416
Accumulated Depreciation	(4,040)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1009 San Juan Capistrano CA | Senior housing
Initial Cost to Company
Land	5,983
Buildings and Improvements	9,614
Costs Capitalized Subsequent to Acquisition	189
Gross Amount at Which Carried As of Year End
Land	5,983
Buildings and Improvements	9,516
Total	15,499
Accumulated Depreciation	(1,247)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1167 Santa Rosa CA | Senior housing
Initial Cost to Company
Land	3,582
Buildings and Improvements	21,113
Costs Capitalized Subsequent to Acquisition	4
Gross Amount at Which Carried As of Year End
Land	3,582
Buildings and Improvements	20,348
Total	23,930
Accumulated Depreciation	(2,671)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
793 South San Francisco CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	10,665
Initial Cost to Company
Land	3,000
Buildings and Improvements	16,586
Gross Amount at Which Carried As of Year End
Land	3,000
Buildings and Improvements	16,056
Total	19,056
Accumulated Depreciation	(2,569)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1966 Sun City CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	17,602
Initial Cost to Company
Land	2,650
Buildings and Improvements	25,290
Costs Capitalized Subsequent to Acquisition	639
Gross Amount at Which Carried As of Year End
Land	2,650
Buildings and Improvements	25,930
Total	28,580
Accumulated Depreciation	(1,035)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
792 Ventura CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	10,077
Initial Cost to Company
Land	2,030
Buildings and Improvements	17,379
Gross Amount at Which Carried As of Year End
Land	2,030
Buildings and Improvements	16,749
Total	18,779
Accumulated Depreciation	(2,687)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1155 Yorba Linda CA | Senior housing
Initial Cost to Company
Land	4,968
Buildings and Improvements	19,290
Gross Amount at Which Carried As of Year End
Land	4,968
Buildings and Improvements	18,494
Total	23,462
Accumulated Depreciation	(2,427)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1232 Colorado Springs CO | Senior housing
Initial Cost to Company
Land	1,910
Buildings and Improvements	24,479
Costs Capitalized Subsequent to Acquisition	11
Gross Amount at Which Carried As of Year End
Land	1,910
Buildings and Improvements	23,526
Total	25,436
Accumulated Depreciation	(3,088)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
512 Denver CO | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	49,862
Initial Cost to Company
Land	2,810
Buildings and Improvements	36,021
Costs Capitalized Subsequent to Acquisition	1,616
Gross Amount at Which Carried As of Year End
Land	2,810
Buildings and Improvements	37,637
Total	40,447
Accumulated Depreciation	(9,906)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1233 Denver CO | Senior housing
Initial Cost to Company
Land	2,511
Buildings and Improvements	30,641
Costs Capitalized Subsequent to Acquisition	82
Gross Amount at Which Carried As of Year End
Land	2,511
Buildings and Improvements	29,920
Total	32,431
Accumulated Depreciation	(3,930)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1000 Greenwood Village CO | Senior housing
Initial Cost to Company
Land	3,367
Buildings and Improvements	43,610
Gross Amount at Which Carried As of Year End
Land	3,367
Buildings and Improvements	42,814
Total	46,181
Accumulated Depreciation	(4,947)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1234 Lakewood CO | Senior housing
Initial Cost to Company
Land	3,012
Buildings and Improvements	31,913
Costs Capitalized Subsequent to Acquisition	5
Gross Amount at Which Carried As of Year End
Land	3,012
Buildings and Improvements	31,120
Total	34,132
Accumulated Depreciation	(4,085)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
730 Torrington CT | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	12,624
Initial Cost to Company
Land	166
Buildings and Improvements	11,001
Gross Amount at Which Carried As of Year End
Land	166
Buildings and Improvements	10,591
Total	10,757
Accumulated Depreciation	(1,765)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1010 Woodbridge CT | Senior housing
Initial Cost to Company
Land	2,352
Buildings and Improvements	9,929
Costs Capitalized Subsequent to Acquisition	224
Gross Amount at Which Carried As of Year End
Land	2,363
Buildings and Improvements	9,680
Total	12,043
Accumulated Depreciation	(1,271)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
538 Altamonte Springs FL | Senior housing
Initial Cost to Company
Land	1,530
Buildings and Improvements	7,956
Gross Amount at Which Carried As of Year End
Land	1,530
Buildings and Improvements	7,136
Total	8,666
Accumulated Depreciation	(1,604)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
861 Apopka FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,892
Initial Cost to Company
Land	920
Buildings and Improvements	4,816
Gross Amount at Which Carried As of Year End
Land	920
Buildings and Improvements	4,716
Total	5,636
Accumulated Depreciation	(707)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
852 Boca Raton FL | Senior housing
Initial Cost to Company
Land	4,730
Buildings and Improvements	17,532
Costs Capitalized Subsequent to Acquisition	2,605
Gross Amount at Which Carried As of Year End
Land	4,730
Buildings and Improvements	19,727
Total	24,457
Accumulated Depreciation	(3,275)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1001 Boca Raton FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	11,648
Initial Cost to Company
Land	2,415
Buildings and Improvements	17,923
Gross Amount at Which Carried As of Year End
Land	2,415
Buildings and Improvements	17,561
Total	19,976
Accumulated Depreciation	(2,029)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
544 Boynton Beach FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,036
Initial Cost to Company
Land	1,270
Buildings and Improvements	4,773
Gross Amount at Which Carried As of Year End
Land	1,270
Buildings and Improvements	4,773
Total	6,043
Accumulated Depreciation	(1,054)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1963 Boynton Beach FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	34,546
Initial Cost to Company
Land	2,550
Buildings and Improvements	31,183
Costs Capitalized Subsequent to Acquisition	(883)
Gross Amount at Which Carried As of Year End
Land	2,550
Buildings and Improvements	30,300
Total	32,850
Accumulated Depreciation	(1,208)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1964 Boynton Beach FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	4,837
Initial Cost to Company
Land	570
Buildings and Improvements	7,675
Costs Capitalized Subsequent to Acquisition	1,787
Gross Amount at Which Carried As of Year End
Land	570
Buildings and Improvements	9,462
Total	10,032
Accumulated Depreciation	(317)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
539 Clearwater FL | Senior housing
Initial Cost to Company
Land	2,250
Buildings and Improvements	2,627
Gross Amount at Which Carried As of Year End
Land	2,250
Buildings and Improvements	2,627
Total	4,877
Accumulated Depreciation	(590)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
746 Clearwater FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	17,788
Initial Cost to Company
Land	3,856
Buildings and Improvements	12,176
Gross Amount at Which Carried As of Year End
Land	3,856
Buildings and Improvements	11,321
Total	15,177
Accumulated Depreciation	(2,669)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
862 Clermont FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,345
Initial Cost to Company
Land	440
Buildings and Improvements	6,518
Gross Amount at Which Carried As of Year End
Land	440
Buildings and Improvements	6,418
Total	6,858
Accumulated Depreciation	(963)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1002 Coconut Creek FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	13,928
Initial Cost to Company
Land	2,461
Buildings and Improvements	16,006
Gross Amount at Which Carried As of Year End
Land	2,461
Buildings and Improvements	15,620
Total	18,081
Accumulated Depreciation	(1,805)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
492 Delray Beach FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	11,439
Initial Cost to Company
Land	850
Buildings and Improvements	6,637
Gross Amount at Which Carried As of Year End
Land	850
Buildings and Improvements	6,637
Total	7,487
Accumulated Depreciation	(1,308)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
850 Gainesville FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	16,151
Initial Cost to Company
Land	1,020
Buildings and Improvements	13,490
Gross Amount at Which Carried As of Year End
Land	1,020
Buildings and Improvements	13,090
Total	14,110
Accumulated Depreciation	(1,827)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1095 Gainesville FL | Senior housing
Initial Cost to Company
Land	1,221
Buildings and Improvements	12,226
Gross Amount at Which Carried As of Year End
Land	1,221
Buildings and Improvements	12,001
Total	13,222
Accumulated Depreciation	(1,575)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
490 Jacksonville FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	44,230
Initial Cost to Company
Land	3,250
Buildings and Improvements	25,936
Gross Amount at Which Carried As of Year End
Land	3,250
Buildings and Improvements	25,936
Total	29,186
Accumulated Depreciation	(7,225)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1096 Jacksonville FL | Senior housing
Initial Cost to Company
Land	1,587
Buildings and Improvements	15,616
Gross Amount at Which Carried As of Year End
Land	1,587
Buildings and Improvements	15,298
Total	16,885
Accumulated Depreciation	(2,008)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
855 Lantana FL | Senior housing
Initial Cost to Company
Land	3,520
Buildings and Improvements	26,452
Gross Amount at Which Carried As of Year End
Land	3,520
Buildings and Improvements	25,652
Total	29,172
Accumulated Depreciation	(4,631)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1968 Largo FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	60,593
Initial Cost to Company
Land	2,920
Buildings and Improvements	60,956
Costs Capitalized Subsequent to Acquisition	710
Gross Amount at Which Carried As of Year End
Land	2,920
Buildings and Improvements	61,665
Total	64,585
Accumulated Depreciation	(2,389)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
731 Ocoee FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	16,546
Initial Cost to Company
Land	2,096
Buildings and Improvements	9,322
Gross Amount at Which Carried As of Year End
Land	2,096
Buildings and Improvements	8,801
Total	10,897
Accumulated Depreciation	(1,467)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
859 Oviedo FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,603
Initial Cost to Company
Land	670
Buildings and Improvements	8,071
Gross Amount at Which Carried As of Year End
Land	670
Buildings and Improvements	7,971
Total	8,641
Accumulated Depreciation	(1,196)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1970 Palm Beach Gardens FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	33,366
Initial Cost to Company
Land	4,820
Buildings and Improvements	32,047
Costs Capitalized Subsequent to Acquisition	1,082
Gross Amount at Which Carried As of Year End
Land	4,820
Buildings and Improvements	33,129
Total	37,949
Accumulated Depreciation	(1,318)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1017 Palm Harbor FL | Senior housing
Initial Cost to Company
Land	1,462
Buildings and Improvements	16,774
Costs Capitalized Subsequent to Acquisition	500
Gross Amount at Which Carried As of Year End
Land	1,462
Buildings and Improvements	16,888
Total	18,350
Accumulated Depreciation	(2,234)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
190 Pinellas Park FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,979
Initial Cost to Company
Land	480
Buildings and Improvements	3,911
Gross Amount at Which Carried As of Year End
Land	480
Buildings and Improvements	3,911
Total	4,391
Accumulated Depreciation	(1,761)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
732 Port Orange FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	15,443
Initial Cost to Company
Land	2,340
Buildings and Improvements	9,898
Gross Amount at Which Carried As of Year End
Land	2,340
Buildings and Improvements	9,377
Total	11,717
Accumulated Depreciation	(1,563)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1971 Sarasota FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	27,937
Initial Cost to Company
Land	3,050
Buildings and Improvements	25,032
Costs Capitalized Subsequent to Acquisition	(335)
Gross Amount at Which Carried As of Year End
Land	3,050
Buildings and Improvements	24,697
Total	27,747
Accumulated Depreciation	(965)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
802 St. Augustine FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	14,819
Initial Cost to Company
Land	830
Buildings and Improvements	11,627
Gross Amount at Which Carried As of Year End
Land	830
Buildings and Improvements	11,227
Total	12,057
Accumulated Depreciation	(2,032)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
692 Sun City Center FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,884
Initial Cost to Company
Land	510
Buildings and Improvements	6,120
Gross Amount at Which Carried As of Year End
Land	510
Buildings and Improvements	5,865
Total	6,375
Accumulated Depreciation	(1,257)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
698 Sun City Center FL | Senior housing
Initial Cost to Company
Land	3,466
Buildings and Improvements	70,810
Gross Amount at Which Carried As of Year End
Land	3,466
Buildings and Improvements	69,750
Total	73,216
Accumulated Depreciation	(14,897)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
1097 Tallahassee FL | Senior housing
Initial Cost to Company
Land	1,331
Buildings and Improvements	19,039
Gross Amount at Which Carried As of Year End
Land	1,331
Buildings and Improvements	18,695
Total	20,026
Accumulated Depreciation	(2,454)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
224 Tampa FL | Senior housing
Initial Cost to Company
Land	600
Buildings and Improvements	5,566
Costs Capitalized Subsequent to Acquisition	686
Gross Amount at Which Carried As of Year End
Land	696
Buildings and Improvements	6,155
Total	6,851
Accumulated Depreciation	(1,677)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
849 Tampa FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	12,194
Initial Cost to Company
Land	800
Buildings and Improvements	11,340
Gross Amount at Which Carried As of Year End
Land	800
Buildings and Improvements	10,940
Total	11,740
Accumulated Depreciation	(1,527)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1257 Vero Beach FL | Senior housing
Initial Cost to Company
Land	2,035
Buildings and Improvements	34,993
Costs Capitalized Subsequent to Acquisition	201
Gross Amount at Which Carried As of Year End
Land	2,035
Buildings and Improvements	33,634
Total	35,669
Accumulated Depreciation	(4,411)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1605 Vero Beach FL | Senior housing
Initial Cost to Company
Land	700
Buildings and Improvements	16,234
Gross Amount at Which Carried As of Year End
Land	700
Buildings and Improvements	16,234
Total	16,934
Accumulated Depreciation	(592)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1976 West Palm Beach FL | Senior housing
Initial Cost to Company
Land	990
Buildings and Improvements	2,431
Costs Capitalized Subsequent to Acquisition	494
Gross Amount at Which Carried As of Year End
Land	990
Buildings and Improvements	2,925
Total	3,915
Accumulated Depreciation	(107)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1098 Alpharetta GA | Senior housing
Initial Cost to Company
Land	793
Buildings and Improvements	8,761
Costs Capitalized Subsequent to Acquisition	198
Gross Amount at Which Carried As of Year End
Land	793
Buildings and Improvements	8,673
Total	9,466
Accumulated Depreciation	(1,142)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1099 Atlanta GA | Senior housing
Initial Cost to Company
Land	687
Buildings and Improvements	5,507
Costs Capitalized Subsequent to Acquisition	228
Gross Amount at Which Carried As of Year End
Land	687
Buildings and Improvements	5,334
Total	6,021
Accumulated Depreciation	(704)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1169 Atlanta GA | Senior housing
Initial Cost to Company
Land	2,665
Buildings and Improvements	5,911
Costs Capitalized Subsequent to Acquisition	2
Gross Amount at Which Carried As of Year End
Land	2,665
Buildings and Improvements	5,643
Total	8,308
Accumulated Depreciation	(741)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1241 Lilburn GA | Senior housing
Initial Cost to Company
Land	907
Buildings and Improvements	17,340
Costs Capitalized Subsequent to Acquisition	7
Gross Amount at Which Carried As of Year End
Land	907
Buildings and Improvements	16,791
Total	17,698
Accumulated Depreciation	(2,204)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1112 Marietta GA | Senior housing
Initial Cost to Company
Land	894
Buildings and Improvements	6,944
Costs Capitalized Subsequent to Acquisition	325
Gross Amount at Which Carried As of Year End
Land	904
Buildings and Improvements	6,993
Total	7,897
Accumulated Depreciation	(912)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1088 Davenport IA | Senior housing
Initial Cost to Company
Land	511
Buildings and Improvements	8,039
Gross Amount at Which Carried As of Year End
Land	511
Buildings and Improvements	7,868
Total	8,379
Accumulated Depreciation	(1,033)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1093 Marion IA | Senior housing
Initial Cost to Company
Land	502
Buildings and Improvements	6,865
Gross Amount at Which Carried As of Year End
Land	502
Buildings and Improvements	6,713
Total	7,215
Accumulated Depreciation	(881)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1091 Bloomington IL | Senior housing
Initial Cost to Company
Land	798
Buildings and Improvements	13,091
Gross Amount at Which Carried As of Year End
Land	798
Buildings and Improvements	12,832
Total	13,630
Accumulated Depreciation	(1,684)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1587 Burr Ridge IL | Senior housing
Initial Cost to Company
Land	2,640
Buildings and Improvements	23,902
Costs Capitalized Subsequent to Acquisition	289
Gross Amount at Which Carried As of Year End
Land	2,640
Buildings and Improvements	24,190
Total	26,830
Accumulated Depreciation	(1,765)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
1089 Champaign IL | Senior housing
Initial Cost to Company
Land	101
Buildings and Improvements	4,207
Costs Capitalized Subsequent to Acquisition	1,592
Gross Amount at Which Carried As of Year End
Land	279
Buildings and Improvements	5,463
Total	5,742
Accumulated Depreciation	(554)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1157 Hoffman Estates IL | Senior housing
Initial Cost to Company
Land	1,701
Buildings and Improvements	12,037
Costs Capitalized Subsequent to Acquisition	133
Gross Amount at Which Carried As of Year End
Land	1,701
Buildings and Improvements	11,587
Total	13,288
Accumulated Depreciation	(1,529)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1090 Macomb IL | Senior housing
Initial Cost to Company
Land	81
Buildings and Improvements	6,062
Gross Amount at Which Carried As of Year End
Land	81
Buildings and Improvements	5,905
Total	5,986
Accumulated Depreciation	(775)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1143 Mt. Vernon IL | Senior housing
Initial Cost to Company
Land	296
Buildings and Improvements	15,935
Costs Capitalized Subsequent to Acquisition	3,562
Gross Amount at Which Carried As of Year End
Land	512
Buildings and Improvements	18,949
Total	19,461
Accumulated Depreciation	(2,171)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1969 Niles IL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	31,979
Initial Cost to Company
Land	3,790
Buildings and Improvements	41,143
Costs Capitalized Subsequent to Acquisition	(739)
Gross Amount at Which Carried As of Year End
Land	3,790
Buildings and Improvements	40,404
Total	44,194
Accumulated Depreciation	(1,593)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1005 Oak Park IL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	26,271
Initial Cost to Company
Land	3,476
Buildings and Improvements	35,259
Gross Amount at Which Carried As of Year End
Land	3,476
Buildings and Improvements	34,713
Total	38,189
Accumulated Depreciation	(4,011)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1961 Olympia Fields IL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	36,139
Initial Cost to Company
Land	4,120
Buildings and Improvements	25,892
Costs Capitalized Subsequent to Acquisition	(1,030)
Gross Amount at Which Carried As of Year End
Land	4,120
Buildings and Improvements	24,862
Total	28,982
Accumulated Depreciation	(1,036)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1162 Orland Park IL | Senior housing
Initial Cost to Company
Land	2,623
Buildings and Improvements	23,154
Costs Capitalized Subsequent to Acquisition	10
Gross Amount at Which Carried As of Year End
Land	2,623
Buildings and Improvements	22,534
Total	25,157
Accumulated Depreciation	(2,958)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1092 Peoria IL | Senior housing
Initial Cost to Company
Land	404
Buildings and Improvements	10,050
Gross Amount at Which Carried As of Year End
Land	404
Buildings and Improvements	9,840
Total	10,244
Accumulated Depreciation	(1,292)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1588 Prospect Heights IL | Senior housing
Initial Cost to Company
Land	2,680
Buildings and Improvements	20,299
Costs Capitalized Subsequent to Acquisition	474
Gross Amount at Which Carried As of Year End
Land	2,680
Buildings and Improvements	20,774
Total	23,454
Accumulated Depreciation	(1,540)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
1952 Vernon Hills IL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	53,035
Initial Cost to Company
Land	4,900
Buildings and Improvements	42,546
Costs Capitalized Subsequent to Acquisition	1,273
Gross Amount at Which Carried As of Year End
Land	4,900
Buildings and Improvements	43,819
Total	48,719
Accumulated Depreciation	(1,628)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1237 Wilmette IL | Senior housing
Initial Cost to Company
Land	1,100
Buildings and Improvements	9,373
Gross Amount at Which Carried As of Year End
Land	1,100
Buildings and Improvements	9,149
Total	10,249
Accumulated Depreciation	(1,201)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
379 Evansville IN | Senior housing
Initial Cost to Company
Land	500
Buildings and Improvements	9,302
Gross Amount at Which Carried As of Year End
Land	500
Buildings and Improvements	7,762
Total	8,262
Accumulated Depreciation	(2,068)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
457 Jasper IN | Senior housing
Initial Cost to Company
Land	165
Buildings and Improvements	5,952
Costs Capitalized Subsequent to Acquisition	359
Gross Amount at Which Carried As of Year End
Land	165
Buildings and Improvements	6,311
Total	6,476
Accumulated Depreciation	(1,899)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1144 Indianapolis IN | Senior housing
Initial Cost to Company
Land	1,197
Buildings and Improvements	7,718
Gross Amount at Which Carried As of Year End
Land	1,197
Buildings and Improvements	7,486
Total	8,683
Accumulated Depreciation	(983)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1145 Indianapolis IN | Senior housing
Initial Cost to Company
Land	1,144
Buildings and Improvements	8,261
Costs Capitalized Subsequent to Acquisition	7,371
Gross Amount at Which Carried As of Year End
Land	1,144
Buildings and Improvements	15,399
Total	16,543
Accumulated Depreciation	(1,600)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1146 West Lafayette IN | Senior housing
Initial Cost to Company
Land	813
Buildings and Improvements	10,876
Gross Amount at Which Carried As of Year End
Land	813
Buildings and Improvements	10,626
Total	11,439
Accumulated Depreciation	(1,395)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1170 Edgewood KY | Senior housing
Initial Cost to Company
Land	1,868
Buildings and Improvements	4,934
Gross Amount at Which Carried As of Year End
Land	1,868
Buildings and Improvements	4,504
Total	6,372
Accumulated Depreciation	(591)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
697 Lexington KY | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,010
Initial Cost to Company
Land	2,093
Buildings and Improvements	16,917
Gross Amount at Which Carried As of Year End
Land	2,093
Buildings and Improvements	16,299
Total	18,392
Accumulated Depreciation	(4,072)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1105 Middletown KY | Senior housing
Initial Cost to Company
Land	1,499
Buildings and Improvements	26,252
Costs Capitalized Subsequent to Acquisition	240
Gross Amount at Which Carried As of Year End
Land	1,513
Buildings and Improvements	25,868
Total	27,381
Accumulated Depreciation	(3,384)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1013 Danvers MA | Senior housing
Initial Cost to Company
Land	4,616
Buildings and Improvements	30,692
Costs Capitalized Subsequent to Acquisition	243
Gross Amount at Which Carried As of Year End
Land	4,621
Buildings and Improvements	30,344
Total	34,965
Accumulated Depreciation	(3,984)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1151 Dartmouth MA | Senior housing
Initial Cost to Company
Land	3,145
Buildings and Improvements	6,880
Gross Amount at Which Carried As of Year End
Land	3,145
Buildings and Improvements	6,632
Total	9,777
Accumulated Depreciation	(870)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1012 Dedham MA | Senior housing
Initial Cost to Company
Land	3,930
Buildings and Improvements	21,340
Costs Capitalized Subsequent to Acquisition	267
Gross Amount at Which Carried As of Year End
Land	3,930
Buildings and Improvements	21,032
Total	24,962
Accumulated Depreciation	(2,745)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1158 Plymouth MA | Senior housing
Initial Cost to Company
Land	2,434
Buildings and Improvements	9,027
Gross Amount at Which Carried As of Year End
Land	2,434
Buildings and Improvements	8,550
Total	10,984
Accumulated Depreciation	(1,122)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1011 Baltimore MD | Senior housing
Initial Cost to Company
Land	1,416
Buildings and Improvements	8,854
Costs Capitalized Subsequent to Acquisition	288
Gross Amount at Which Carried As of Year End
Land	1,416
Buildings and Improvements	8,681
Total	10,097
Accumulated Depreciation	(1,146)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1153 Baltimore MD | Senior housing
Initial Cost to Company
Land	1,684
Buildings and Improvements	18,889
Gross Amount at Which Carried As of Year End
Land	1,684
Buildings and Improvements	18,466
Total	20,150
Accumulated Depreciation	(2,424)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1249 Frederick MD | Senior housing
Initial Cost to Company
Land	609
Buildings and Improvements	9,158
Costs Capitalized Subsequent to Acquisition	77
Gross Amount at Which Carried As of Year End
Land	609
Buildings and Improvements	8,991
Total	9,600
Accumulated Depreciation	(1,175)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
281 Westminster MD | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	15,497
Initial Cost to Company
Land	768
Buildings and Improvements	5,251
Gross Amount at Which Carried As of Year End
Land	768
Buildings and Improvements	4,853
Total	5,621
Accumulated Depreciation	(1,337)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
546 Cape Elizabeth ME | Senior housing
Initial Cost to Company
Land	630
Buildings and Improvements	3,524
Costs Capitalized Subsequent to Acquisition	93
Gross Amount at Which Carried As of Year End
Land	630
Buildings and Improvements	3,617
Total	4,247
Accumulated Depreciation	(794)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
545 Saco ME | Senior housing
Initial Cost to Company
Land	80
Buildings and Improvements	2,363
Costs Capitalized Subsequent to Acquisition	155
Gross Amount at Which Carried As of Year End
Land	80
Buildings and Improvements	2,518
Total	2,598
Accumulated Depreciation	(548)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1258 Auburn Hills MI | Senior housing
Initial Cost to Company
Land	2,281
Buildings and Improvements	10,692
Gross Amount at Which Carried As of Year End
Land	2,281
Buildings and Improvements	10,692
Total	12,973
Accumulated Depreciation	(1,403)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1248 Farmington Hills MI | Senior housing
Initial Cost to Company
Land	1,013
Buildings and Improvements	12,119
Costs Capitalized Subsequent to Acquisition	291
Gross Amount at Which Carried As of Year End
Land	1,013
Buildings and Improvements	12,066
Total	13,079
Accumulated Depreciation	(1,557)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
696 Holland MI | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	42,035
Initial Cost to Company
Land	787
Buildings and Improvements	51,410
Gross Amount at Which Carried As of Year End
Land	787
Buildings and Improvements	50,172
Total	50,959
Accumulated Depreciation	(12,572)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1094 Portage MI | Senior housing
Initial Cost to Company
Land	100
Buildings and Improvements	5,700
Costs Capitalized Subsequent to Acquisition	4,617
Gross Amount at Which Carried As of Year End
Land	100
Buildings and Improvements	9,950
Total	10,050
Accumulated Depreciation	(1,155)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
472 Sterling Heights MI | Senior housing
Initial Cost to Company
Land	920
Buildings and Improvements	7,326
Gross Amount at Which Carried As of Year End
Land	920
Buildings and Improvements	7,326
Total	8,246
Accumulated Depreciation	(2,163)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1259 Sterling Heights MI | Senior housing
Initial Cost to Company
Land	1,593
Buildings and Improvements	11,500
Gross Amount at Which Carried As of Year End
Land	1,593
Buildings and Improvements	11,181
Total	12,774
Accumulated Depreciation	(1,468)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1235 Des Peres MO | Senior housing
Initial Cost to Company
Land	4,361
Buildings and Improvements	20,664
Gross Amount at Which Carried As of Year End
Land	4,361
Buildings and Improvements	20,046
Total	24,407
Accumulated Depreciation	(2,631)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1236 Richmond Heights MO | Senior housing
Initial Cost to Company
Land	1,744
Buildings and Improvements	24,232
Gross Amount at Which Carried As of Year End
Land	1,744
Buildings and Improvements	23,548
Total	25,292
Accumulated Depreciation	(3,091)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
853 St. Louis MO | Senior housing
Initial Cost to Company
Land	2,500
Buildings and Improvements	20,343
Gross Amount at Which Carried As of Year End
Land	2,500
Buildings and Improvements	19,853
Total	22,353
Accumulated Depreciation	(3,695)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
842 Great Falls MT | Senior housing
Initial Cost to Company
Land	500
Buildings and Improvements	5,683
Gross Amount at Which Carried As of Year End
Land	500
Buildings and Improvements	5,423
Total	5,923
Accumulated Depreciation	(791)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
878 Charlotte NC | Senior housing
Initial Cost to Company
Land	710
Buildings and Improvements	9,559
Gross Amount at Which Carried As of Year End
Land	710
Buildings and Improvements	9,159
Total	9,869
Accumulated Depreciation	(1,164)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1584 Charlotte NC | Senior housing
Initial Cost to Company
Land	2,052
Buildings and Improvements	6,557
Gross Amount at Which Carried As of Year End
Land	2,052
Buildings and Improvements	6,557
Total	8,609
Accumulated Depreciation	(419)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1119 Concord NC | Senior housing
Initial Cost to Company
Land	601
Buildings and Improvements	7,615
Costs Capitalized Subsequent to Acquisition	166
Gross Amount at Which Carried As of Year End
Land	612
Buildings and Improvements	7,546
Total	8,158
Accumulated Depreciation	(983)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1254 Raleigh NC | Senior housing
Initial Cost to Company
Land	1,191
Buildings and Improvements	11,532
Costs Capitalized Subsequent to Acquisition	54
Gross Amount at Which Carried As of Year End
Land	1,191
Buildings and Improvements	11,300
Total	12,491
Accumulated Depreciation	(1,482)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1599 Cherry Hill NJ | Senior housing
Initial Cost to Company
Land	2,420
Buildings and Improvements	11,042
Gross Amount at Which Carried As of Year End
Land	2,420
Buildings and Improvements	11,042
Total	13,462
Accumulated Depreciation	(754)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
1239 Cresskill NJ | Senior housing
Initial Cost to Company
Land	4,684
Buildings and Improvements	53,927
Costs Capitalized Subsequent to Acquisition	22
Gross Amount at Which Carried As of Year End
Land	4,684
Buildings and Improvements	52,963
Total	57,647
Accumulated Depreciation	(6,951)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
734 Hillsborough NJ | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	15,986
Initial Cost to Company
Land	1,042
Buildings and Improvements	10,042
Gross Amount at Which Carried As of Year End
Land	1,042
Buildings and Improvements	9,576
Total	10,618
Accumulated Depreciation	(1,596)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1242 Madison NJ | Senior housing
Initial Cost to Company
Land	3,157
Buildings and Improvements	19,909
Costs Capitalized Subsequent to Acquisition	25
Gross Amount at Which Carried As of Year End
Land	3,157
Buildings and Improvements	19,348
Total	22,505
Accumulated Depreciation	(2,538)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
733 Manahawkin NJ | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	13,947
Initial Cost to Company
Land	921
Buildings and Improvements	9,927
Gross Amount at Which Carried As of Year End
Land	921
Buildings and Improvements	9,461
Total	10,382
Accumulated Depreciation	(1,577)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1014 Paramus NJ | Senior housing
Initial Cost to Company
Land	4,280
Buildings and Improvements	31,684
Costs Capitalized Subsequent to Acquisition	207
Gross Amount at Which Carried As of Year End
Land	4,280
Buildings and Improvements	31,191
Total	35,471
Accumulated Depreciation	(4,094)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1231 Saddle River NJ | Senior housing
Initial Cost to Company
Land	1,784
Buildings and Improvements	15,625
Costs Capitalized Subsequent to Acquisition	57
Gross Amount at Which Carried As of Year End
Land	1,784
Buildings and Improvements	15,238
Total	17,022
Accumulated Depreciation	(1,999)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
245 Voorhees Township NJ | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,654
Initial Cost to Company
Land	900
Buildings and Improvements	7,629
Gross Amount at Which Carried As of Year End
Land	900
Buildings and Improvements	7,629
Total	8,529
Accumulated Depreciation	(2,130)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
213 Albuquerque NM | Senior housing
Initial Cost to Company
Land	767
Buildings and Improvements	9,324
Gross Amount at Which Carried As of Year End
Land	767
Buildings and Improvements	8,826
Total	9,593
Accumulated Depreciation	(2,864)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
796 Las Vegas NV | Senior housing
Initial Cost to Company
Land	1,960
Buildings and Improvements	5,816
Gross Amount at Which Carried As of Year End
Land	1,960
Buildings and Improvements	5,426
Total	7,386
Accumulated Depreciation	(871)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1252 Brooklyn NY | Senior housing
Initial Cost to Company
Land	8,117
Buildings and Improvements	23,627
Costs Capitalized Subsequent to Acquisition	446
Gross Amount at Which Carried As of Year End
Land	8,117
Buildings and Improvements	23,498
Total	31,615
Accumulated Depreciation	(3,117)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1256 Sheepshead Bay NY | Senior housing
Initial Cost to Company
Land	5,215
Buildings and Improvements	39,052
Costs Capitalized Subsequent to Acquisition	72
Gross Amount at Which Carried As of Year End
Land	5,215
Buildings and Improvements	38,273
Total	43,488
Accumulated Depreciation	(5,020)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
473 Cincinnati OH | Senior housing
Initial Cost to Company
Land	600
Buildings and Improvements	4,428
Gross Amount at Which Carried As of Year End
Land	600
Buildings and Improvements	4,428
Total	5,028
Accumulated Depreciation	(1,307)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
841 Columbus OH | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,565
Initial Cost to Company
Land	970
Buildings and Improvements	7,806
Costs Capitalized Subsequent to Acquisition	1,023
Gross Amount at Which Carried As of Year End
Land	970
Buildings and Improvements	8,438
Total	9,408
Accumulated Depreciation	(1,182)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
857 Fairborn OH | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,739
Initial Cost to Company
Land	810
Buildings and Improvements	8,311
Gross Amount at Which Carried As of Year End
Land	810
Buildings and Improvements	8,011
Total	8,821
Accumulated Depreciation	(1,239)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	36
1147 Fairborn OH | Senior housing
Initial Cost to Company
Land	298
Buildings and Improvements	10,704
Costs Capitalized Subsequent to Acquisition	3,068
Gross Amount at Which Carried As of Year End
Land	298
Buildings and Improvements	13,541
Total	13,839
Accumulated Depreciation	(1,637)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1386 Marietta OH | Senior housing
Initial Cost to Company
Land	1,069
Buildings and Improvements	11,435
Gross Amount at Which Carried As of Year End
Land	1,069
Buildings and Improvements	11,435
Total	12,504
Accumulated Depreciation	(1,449)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1253 Poland OH | Senior housing
Initial Cost to Company
Land	695
Buildings and Improvements	10,444
Costs Capitalized Subsequent to Acquisition	7
Gross Amount at Which Carried As of Year End
Land	695
Buildings and Improvements	10,113
Total	10,808
Accumulated Depreciation	(1,328)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1159 Willoughby OH | Senior housing
Initial Cost to Company
Land	1,177
Buildings and Improvements	9,982
Gross Amount at Which Carried As of Year End
Land	1,177
Buildings and Improvements	9,577
Total	10,754
Accumulated Depreciation	(1,257)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1171 Oklahoma City OK | Senior housing
Initial Cost to Company
Land	801
Buildings and Improvements	4,904
Costs Capitalized Subsequent to Acquisition	12
Gross Amount at Which Carried As of Year End
Land	801
Buildings and Improvements	4,533
Total	5,334
Accumulated Depreciation	(595)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1160 Tulsa OK | Senior housing
Initial Cost to Company
Land	1,115
Buildings and Improvements	11,028
Gross Amount at Which Carried As of Year End
Land	1,115
Buildings and Improvements	10,340
Total	11,455
Accumulated Depreciation	(1,357)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1967 Cumberland RI | Senior housing
Initial Cost to Company
Land	2,630
Buildings and Improvements	18,825
Costs Capitalized Subsequent to Acquisition	225
Gross Amount at Which Carried As of Year End
Land	2,630
Buildings and Improvements	19,050
Total	21,680
Accumulated Depreciation	(741)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1959 East Providence RI | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	18,330
Initial Cost to Company
Land	1,890
Buildings and Improvements	14,387
Costs Capitalized Subsequent to Acquisition	(781)
Gross Amount at Which Carried As of Year End
Land	1,890
Buildings and Improvements	13,606
Total	15,496
Accumulated Depreciation	(563)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1960 Greenwich RI | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	10,039
Initial Cost to Company
Land	450
Buildings and Improvements	8,381
Costs Capitalized Subsequent to Acquisition	(220)
Gross Amount at Which Carried As of Year End
Land	450
Buildings and Improvements	8,161
Total	8,611
Accumulated Depreciation	(370)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1972 Smithfield RI | Senior housing
Initial Cost to Company
Land	1,250
Buildings and Improvements	17,442
Costs Capitalized Subsequent to Acquisition	423
Gross Amount at Which Carried As of Year End
Land	1,250
Buildings and Improvements	17,864
Total	19,114
Accumulated Depreciation	(727)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1973 South Kingstown RI | Senior housing
Initial Cost to Company
Land	1,390
Buildings and Improvements	13,150
Costs Capitalized Subsequent to Acquisition	(583)
Gross Amount at Which Carried As of Year End
Land	1,390
Buildings and Improvements	12,567
Total	13,957
Accumulated Depreciation	(499)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1975 Tiverton RI | Senior housing
Initial Cost to Company
Land	3,240
Buildings and Improvements	25,735
Costs Capitalized Subsequent to Acquisition	18
Gross Amount at Which Carried As of Year End
Land	3,240
Buildings and Improvements	25,753
Total	28,993
Accumulated Depreciation	(991)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1962 Warwick RI | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	17,936
Initial Cost to Company
Land	1,050
Buildings and Improvements	16,564
Costs Capitalized Subsequent to Acquisition	(1,401)
Gross Amount at Which Carried As of Year End
Land	1,050
Buildings and Improvements	15,162
Total	16,212
Accumulated Depreciation	(691)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1163 Haverford PA | Senior housing
Initial Cost to Company
Land	16,461
Buildings and Improvements	108,816
Costs Capitalized Subsequent to Acquisition	1,241
Gross Amount at Which Carried As of Year End
Land	16,461
Buildings and Improvements	108,445
Total	124,906
Accumulated Depreciation	(14,139)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1104 Aiken SC | Senior housing
Initial Cost to Company
Land	357
Buildings and Improvements	14,832
Costs Capitalized Subsequent to Acquisition	151
Gross Amount at Which Carried As of Year End
Land	363
Buildings and Improvements	14,471
Total	14,834
Accumulated Depreciation	(1,901)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1100 Charleston SC | Senior housing
Initial Cost to Company
Land	885
Buildings and Improvements	14,124
Costs Capitalized Subsequent to Acquisition	292
Gross Amount at Which Carried As of Year End
Land	896
Buildings and Improvements	14,075
Total	14,971
Accumulated Depreciation	(1,831)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1109 Columbia SC | Senior housing
Initial Cost to Company
Land	408
Buildings and Improvements	7,527
Costs Capitalized Subsequent to Acquisition	131
Gross Amount at Which Carried As of Year End
Land	412
Buildings and Improvements	7,458
Total	7,870
Accumulated Depreciation	(978)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
306 Georgetown SC | Senior housing
Initial Cost to Company
Land	239
Buildings and Improvements	3,008
Gross Amount at Which Carried As of Year End
Land	239
Buildings and Improvements	3,008
Total	3,247
Accumulated Depreciation	(837)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
879 Greenville SC | Senior housing
Initial Cost to Company
Land	1,090
Buildings and Improvements	12,558
Gross Amount at Which Carried As of Year End
Land	1,090
Buildings and Improvements	12,058
Total	13,148
Accumulated Depreciation	(1,532)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1172 Greenville SC | Senior housing
Initial Cost to Company
Land	993
Buildings and Improvements	16,314
Costs Capitalized Subsequent to Acquisition	43
Gross Amount at Which Carried As of Year End
Land	993
Buildings and Improvements	15,457
Total	16,450
Accumulated Depreciation	(2,030)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
305 Lancaster SC | Senior housing
Initial Cost to Company
Land	84
Buildings and Improvements	2,982
Gross Amount at Which Carried As of Year End
Land	84
Buildings and Improvements	2,982
Total	3,066
Accumulated Depreciation	(745)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
880 Myrtle Beach SC | Senior housing
Initial Cost to Company
Land	900
Buildings and Improvements	10,913
Gross Amount at Which Carried As of Year End
Land	900
Buildings and Improvements	10,513
Total	11,413
Accumulated Depreciation	(1,336)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
312 Rock Hill SC | Senior housing
Initial Cost to Company
Land	203
Buildings and Improvements	2,671
Gross Amount at Which Carried As of Year End
Land	203
Buildings and Improvements	2,671
Total	2,874
Accumulated Depreciation	(722)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1113 Rock Hill SC | Senior housing
Initial Cost to Company
Land	695
Buildings and Improvements	4,119
Costs Capitalized Subsequent to Acquisition	322
Gross Amount at Which Carried As of Year End
Land	795
Buildings and Improvements	4,126
Total	4,921
Accumulated Depreciation	(560)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
313 Sumter SC | Senior housing
Initial Cost to Company
Land	196
Buildings and Improvements	2,623
Gross Amount at Which Carried As of Year End
Land	196
Buildings and Improvements	2,623
Total	2,819
Accumulated Depreciation	(730)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1003 Nashville TN | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	11,252
Initial Cost to Company
Land	812
Buildings and Improvements	16,983
Gross Amount at Which Carried As of Year End
Land	812
Buildings and Improvements	16,235
Total	17,047
Accumulated Depreciation	(1,876)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
860 Oak Ridge TN | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,627
Initial Cost to Company
Land	500
Buildings and Improvements	4,741
Gross Amount at Which Carried As of Year End
Land	500
Buildings and Improvements	4,641
Total	5,141
Accumulated Depreciation	(696)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
843 Abilene TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,873
Initial Cost to Company
Land	300
Buildings and Improvements	2,830
Gross Amount at Which Carried As of Year End
Land	300
Buildings and Improvements	2,710
Total	3,010
Accumulated Depreciation	(379)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
1004 Arlington TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	14,398
Initial Cost to Company
Land	2,002
Buildings and Improvements	19,110
Gross Amount at Which Carried As of Year End
Land	2,002
Buildings and Improvements	18,729
Total	20,731
Accumulated Depreciation	(2,164)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1116 Arlington TX | Senior housing
Initial Cost to Company
Land	2,494
Buildings and Improvements	12,192
Costs Capitalized Subsequent to Acquisition	249
Gross Amount at Which Carried As of Year End
Land	2,540
Buildings and Improvements	11,873
Total	14,413
Accumulated Depreciation	(1,549)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
511 Austin TX | Senior housing
Initial Cost to Company
Land	2,960
Buildings and Improvements	41,645
Gross Amount at Which Carried As of Year End
Land	2,960
Buildings and Improvements	41,645
Total	44,605
Accumulated Depreciation	(11,452)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1589 Austin TX | Senior housing
Initial Cost to Company
Land	2,860
Buildings and Improvements	17,358
Costs Capitalized Subsequent to Acquisition	497
Gross Amount at Which Carried As of Year End
Land	2,860
Buildings and Improvements	17,855
Total	20,715
Accumulated Depreciation	(1,371)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
202 Beaumont TX | Senior housing
Initial Cost to Company
Land	145
Buildings and Improvements	10,404
Gross Amount at Which Carried As of Year End
Land	145
Buildings and Improvements	10,020
Total	10,165
Accumulated Depreciation	(3,326)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
844 Burleson TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	4,279
Initial Cost to Company
Land	1,050
Buildings and Improvements	5,242
Gross Amount at Which Carried As of Year End
Land	1,050
Buildings and Improvements	4,902
Total	5,952
Accumulated Depreciation	(684)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
848 Cedar Hill TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,925
Initial Cost to Company
Land	1,070
Buildings and Improvements	11,554
Gross Amount at Which Carried As of Year End
Land	1,070
Buildings and Improvements	11,104
Total	12,174
Accumulated Depreciation	(1,550)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1325 Cedar Hill TX | Senior housing
Initial Cost to Company
Land	440
Buildings and Improvements	7,494
Gross Amount at Which Carried As of Year End
Land	440
Buildings and Improvements	7,494
Total	7,934
Accumulated Depreciation	(1,322)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
513 Fort Worth TX | Senior housing
Initial Cost to Company
Land	2,830
Buildings and Improvements	50,832
Gross Amount at Which Carried As of Year End
Land	2,830
Buildings and Improvements	50,832
Total	53,662
Accumulated Depreciation	(13,979)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
506 Friendswood TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	23,013
Initial Cost to Company
Land	400
Buildings and Improvements	7,354
Gross Amount at Which Carried As of Year End
Land	400
Buildings and Improvements	7,354
Total	7,754
Accumulated Depreciation	(1,553)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
217 Houston TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	11,669
Initial Cost to Company
Land	835
Buildings and Improvements	7,195
Gross Amount at Which Carried As of Year End
Land	835
Buildings and Improvements	7,195
Total	8,030
Accumulated Depreciation	(2,210)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
491 Houston TX | Senior housing
Initial Cost to Company
Land	2,470
Buildings and Improvements	21,710
Costs Capitalized Subsequent to Acquisition	750
Gross Amount at Which Carried As of Year End
Land	2,470
Buildings and Improvements	22,460
Total	24,930
Accumulated Depreciation	(6,241)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1106 Houston TX | Senior housing
Initial Cost to Company
Land	1,008
Buildings and Improvements	15,333
Costs Capitalized Subsequent to Acquisition	183
Gross Amount at Which Carried As of Year End
Land	1,020
Buildings and Improvements	15,098
Total	16,118
Accumulated Depreciation	(1,973)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1111 Houston TX | Senior housing
Initial Cost to Company
Land	1,877
Buildings and Improvements	25,372
Costs Capitalized Subsequent to Acquisition	247
Gross Amount at Which Carried As of Year End
Land	1,959
Buildings and Improvements	24,490
Total	26,449
Accumulated Depreciation	(3,210)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1955 Houston TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	60,239
Initial Cost to Company
Land	9,820
Buildings and Improvements	60,254
Costs Capitalized Subsequent to Acquisition	3,623
Gross Amount at Which Carried As of Year End
Land	9,820
Buildings and Improvements	63,877
Total	73,697
Accumulated Depreciation	(2,460)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1956 Houston TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	11,504
Initial Cost to Company
Land	4,450
Buildings and Improvements	22,569
Costs Capitalized Subsequent to Acquisition	(71)
Gross Amount at Which Carried As of Year End
Land	4,450
Buildings and Improvements	22,497
Total	26,947
Accumulated Depreciation	(1,070)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1957 Houston TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	39,560
Initial Cost to Company
Land	8,170
Buildings and Improvements	39,730
Costs Capitalized Subsequent to Acquisition	(710)
Gross Amount at Which Carried As of Year End
Land	8,170
Buildings and Improvements	39,021
Total	47,191
Accumulated Depreciation	(1,574)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1958 Houston TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	36,425
Initial Cost to Company
Land	2,910
Buildings and Improvements	30,362
Costs Capitalized Subsequent to Acquisition	(400)
Gross Amount at Which Carried As of Year End
Land	2,910
Buildings and Improvements	29,963
Total	32,873
Accumulated Depreciation	(1,283)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
820 Irving TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	10,863
Initial Cost to Company
Land	710
Buildings and Improvements	9,949
Gross Amount at Which Carried As of Year End
Land	710
Buildings and Improvements	9,359
Total	10,069
Accumulated Depreciation	(1,604)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
845 North Richland Hills TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,120
Initial Cost to Company
Land	520
Buildings and Improvements	5,117
Gross Amount at Which Carried As of Year End
Land	520
Buildings and Improvements	4,807
Total	5,327
Accumulated Depreciation	(671)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
846 North Richland Hills TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,769
Initial Cost to Company
Land	870
Buildings and Improvements	9,259
Gross Amount at Which Carried As of Year End
Land	870
Buildings and Improvements	8,819
Total	9,689
Accumulated Depreciation	(1,407)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1102 Plano TX | Senior housing
Initial Cost to Company
Land	494
Buildings and Improvements	12,518
Costs Capitalized Subsequent to Acquisition	145
Gross Amount at Which Carried As of Year End
Land	505
Buildings and Improvements	12,247
Total	12,752
Accumulated Depreciation	(1,601)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
494 San Antonio TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	7,898
Initial Cost to Company
Land	730
Buildings and Improvements	3,961
Gross Amount at Which Carried As of Year End
Land	730
Buildings and Improvements	3,961
Total	4,691
Accumulated Depreciation	(858)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1590 San Antonio TX | Senior housing
Initial Cost to Company
Land	2,860
Buildings and Improvements	17,030
Costs Capitalized Subsequent to Acquisition	282
Gross Amount at Which Carried As of Year End
Land	2,860
Buildings and Improvements	17,312
Total	20,172
Accumulated Depreciation	(1,353)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
1954 Sugar Land TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	38,958
Initial Cost to Company
Land	3,420
Buildings and Improvements	32,197
Costs Capitalized Subsequent to Acquisition	(1,084)
Gross Amount at Which Carried As of Year End
Land	3,420
Buildings and Improvements	31,113
Total	34,533
Accumulated Depreciation	(1,278)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1103 The Woodlands TX | Senior housing
Initial Cost to Company
Land	802
Buildings and Improvements	17,358
Costs Capitalized Subsequent to Acquisition	228
Gross Amount at Which Carried As of Year End
Land	869
Buildings and Improvements	17,071
Total	17,940
Accumulated Depreciation	(2,235)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
195 Victoria TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	12,782
Initial Cost to Company
Land	175
Buildings and Improvements	4,290
Costs Capitalized Subsequent to Acquisition	3,101
Gross Amount at Which Carried As of Year End
Land	175
Buildings and Improvements	7,018
Total	7,193
Accumulated Depreciation	(1,680)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
847 Waxahachie TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	2,148
Initial Cost to Company
Land	390
Buildings and Improvements	3,879
Gross Amount at Which Carried As of Year End
Land	390
Buildings and Improvements	3,659
Total	4,049
Accumulated Depreciation	(511)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1953 Webster TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	37,224
Initial Cost to Company
Land	4,780
Buildings and Improvements	31,057
Costs Capitalized Subsequent to Acquisition	(134)
Gross Amount at Which Carried As of Year End
Land	4,780
Buildings and Improvements	30,923
Total	35,703
Accumulated Depreciation	(1,235)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1161 Salt Lake City UT | Senior housing
Initial Cost to Company
Land	2,621
Buildings and Improvements	22,072
Costs Capitalized Subsequent to Acquisition	35
Gross Amount at Which Carried As of Year End
Land	2,621
Buildings and Improvements	21,152
Total	23,773
Accumulated Depreciation	(2,777)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1015 Arlington VA | Senior housing
Initial Cost to Company
Land	4,320
Buildings and Improvements	19,567
Costs Capitalized Subsequent to Acquisition	455
Gross Amount at Which Carried As of Year End
Land	4,320
Buildings and Improvements	19,445
Total	23,765
Accumulated Depreciation	(2,557)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1244 Arlington VA | Senior housing
Initial Cost to Company
Land	3,833
Buildings and Improvements	7,076
Costs Capitalized Subsequent to Acquisition	60
Gross Amount at Which Carried As of Year End
Land	3,833
Buildings and Improvements	6,899
Total	10,732
Accumulated Depreciation	(899)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1245 Arlington VA | Senior housing
Initial Cost to Company
Land	7,278
Buildings and Improvements	37,407
Costs Capitalized Subsequent to Acquisition	224
Gross Amount at Which Carried As of Year End
Land	7,278
Buildings and Improvements	36,746
Total	44,024
Accumulated Depreciation	(4,817)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
881 Chesapeake VA | Senior housing
Initial Cost to Company
Land	1,090
Buildings and Improvements	12,444
Gross Amount at Which Carried As of Year End
Land	1,090
Buildings and Improvements	11,944
Total	13,034
Accumulated Depreciation	(1,518)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1247 Falls Church VA | Senior housing
Initial Cost to Company
Land	2,228
Buildings and Improvements	8,887
Costs Capitalized Subsequent to Acquisition	116
Gross Amount at Which Carried As of Year End
Land	2,228
Buildings and Improvements	8,788
Total	11,016
Accumulated Depreciation	(1,152)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1164 Fort Belvoir VA | Senior housing
Initial Cost to Company
Land	11,594
Buildings and Improvements	99,528
Costs Capitalized Subsequent to Acquisition	6,189
Gross Amount at Which Carried As of Year End
Land	11,594
Buildings and Improvements	103,719
Total	115,313
Accumulated Depreciation	(13,824)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1250 Leesburg VA | Senior housing
Initial Cost to Company
Land	607
Buildings and Improvements	3,236
Costs Capitalized Subsequent to Acquisition	60
Gross Amount at Which Carried As of Year End
Land	607
Buildings and Improvements	3,150
Total	3,757
Accumulated Depreciation	(1,218)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1016 Richmond VA | Senior housing
Initial Cost to Company
Land	2,110
Buildings and Improvements	11,469
Costs Capitalized Subsequent to Acquisition	281
Gross Amount at Which Carried As of Year End
Land	2,110
Buildings and Improvements	11,324
Total	13,434
Accumulated Depreciation	(1,471)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1246 Sterling VA | Senior housing
Initial Cost to Company
Land	2,360
Buildings and Improvements	22,932
Costs Capitalized Subsequent to Acquisition	199
Gross Amount at Which Carried As of Year End
Land	2,360
Buildings and Improvements	22,618
Total	24,978
Accumulated Depreciation	(2,968)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
225 Woodbridge VA | Senior housing
Initial Cost to Company
Land	950
Buildings and Improvements	6,983
Gross Amount at Which Carried As of Year End
Land	950
Buildings and Improvements	6,983
Total	7,933
Accumulated Depreciation	(2,057)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1173 Bellevue WA | Senior housing
Initial Cost to Company
Land	3,734
Buildings and Improvements	16,171
Costs Capitalized Subsequent to Acquisition	8
Gross Amount at Which Carried As of Year End
Land	3,734
Buildings and Improvements	15,614
Total	19,348
Accumulated Depreciation	(2,050)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1240 Edmonds WA | Senior housing
Initial Cost to Company
Land	1,418
Buildings and Improvements	16,502
Costs Capitalized Subsequent to Acquisition	30
Gross Amount at Which Carried As of Year End
Land	1,418
Buildings and Improvements	16,062
Total	17,480
Accumulated Depreciation	(2,107)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
797 Kirkland WA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,234
Initial Cost to Company
Land	1,000
Buildings and Improvements	13,403
Gross Amount at Which Carried As of Year End
Land	1,000
Buildings and Improvements	13,043
Total	14,043
Accumulated Depreciation	(2,092)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1174 Lynnwood WA | Senior housing
Initial Cost to Company
Land	1,203
Buildings and Improvements	7,415
Costs Capitalized Subsequent to Acquisition	12
Gross Amount at Which Carried As of Year End
Land	1,203
Buildings and Improvements	7,427
Total	8,630
Accumulated Depreciation	(975)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1251 Mercer Island WA | Senior housing
Initial Cost to Company
Land	4,209
Buildings and Improvements	8,123
Costs Capitalized Subsequent to Acquisition	296
Gross Amount at Which Carried As of Year End
Land	4,209
Buildings and Improvements	8,214
Total	12,423
Accumulated Depreciation	(1,078)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
794 Shoreline WA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,368
Initial Cost to Company
Land	1,590
Buildings and Improvements	10,671
Gross Amount at Which Carried As of Year End
Land	1,590
Buildings and Improvements	10,261
Total	11,851
Accumulated Depreciation	(1,646)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
795 Shoreline WA | Senior housing
Initial Cost to Company
Land	4,030
Buildings and Improvements	26,421
Gross Amount at Which Carried As of Year End
Land	4,030
Buildings and Improvements	25,651
Total	29,681
Accumulated Depreciation	(4,035)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
1175 Snohomish WA | Senior housing
Initial Cost to Company
Land	1,541
Buildings and Improvements	10,228
Costs Capitalized Subsequent to Acquisition	8
Gross Amount at Which Carried As of Year End
Land	1,541
Buildings and Improvements	9,977
Total	11,518
Accumulated Depreciation	(1,307)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1482 Brisbane CA | Life science
Initial Cost to Company
Land	50,989
Buildings and Improvements	1,789
Costs Capitalized Subsequent to Acquisition	29,885
Gross Amount at Which Carried As of Year End
Land	50,989
Buildings and Improvements	31,674
Total	82,663
1481 Carlsbad CA | Life science
Initial Cost to Company
Land	30,300
Costs Capitalized Subsequent to Acquisition	6,500
Gross Amount at Which Carried As of Year End
Land	30,300
Buildings and Improvements	6,500
Total	36,800
1522 Carlsbad CA | Life science
Initial Cost to Company
Land	23,475
Costs Capitalized Subsequent to Acquisition	2,769
Gross Amount at Which Carried As of Year End
Land	23,475
Buildings and Improvements	2,769
Total	26,244
1401 Hayward CA | Life science
Initial Cost to Company
Land	900
Buildings and Improvements	7,100
Costs Capitalized Subsequent to Acquisition	5
Gross Amount at Which Carried As of Year End
Land	900
Buildings and Improvements	7,105
Total	8,005
Accumulated Depreciation	(784)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1402 Hayward CA | Life science
Initial Cost to Company
Land	1,500
Buildings and Improvements	6,400
Costs Capitalized Subsequent to Acquisition	2,063
Gross Amount at Which Carried As of Year End
Land	1,500
Buildings and Improvements	8,463
Total	9,963
Accumulated Depreciation	(955)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1403 Hayward CA | Life science
Initial Cost to Company
Land	1,900
Buildings and Improvements	7,100
Costs Capitalized Subsequent to Acquisition	263
Gross Amount at Which Carried As of Year End
Land	1,900
Buildings and Improvements	7,363
Total	9,263
Accumulated Depreciation	(945)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1404 Hayward CA | Life science
Initial Cost to Company
Land	2,200
Buildings and Improvements	17,200
Costs Capitalized Subsequent to Acquisition	12
Gross Amount at Which Carried As of Year End
Land	2,200
Buildings and Improvements	17,212
Total	19,412
Accumulated Depreciation	(1,900)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1405 Hayward CA | Life science
Initial Cost to Company
Land	1,000
Buildings and Improvements	3,200
Costs Capitalized Subsequent to Acquisition	7,478
Gross Amount at Which Carried As of Year End
Land	1,000
Buildings and Improvements	10,678
Total	11,678
Accumulated Depreciation	(1,307)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1549 Hayward CA | Life science
Initial Cost to Company
Land	801
Buildings and Improvements	5,740
Costs Capitalized Subsequent to Acquisition	667
Gross Amount at Which Carried As of Year End
Land	801
Buildings and Improvements	6,407
Total	7,208
Accumulated Depreciation	(972)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1550 Hayward CA | Life science
Initial Cost to Company
Land	539
Buildings and Improvements	3,864
Costs Capitalized Subsequent to Acquisition	449
Gross Amount at Which Carried As of Year End
Land	539
Buildings and Improvements	4,313
Total	4,852
Accumulated Depreciation	(655)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1551 Hayward CA | Life science
Initial Cost to Company
Land	526
Buildings and Improvements	3,771
Costs Capitalized Subsequent to Acquisition	438
Gross Amount at Which Carried As of Year End
Land	526
Buildings and Improvements	4,209
Total	4,735
Accumulated Depreciation	(639)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1552 Hayward CA | Life science
Initial Cost to Company
Land	944
Buildings and Improvements	6,769
Costs Capitalized Subsequent to Acquisition	786
Gross Amount at Which Carried As of Year End
Land	944
Buildings and Improvements	7,555
Total	8,499
Accumulated Depreciation	(1,147)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1553 Hayward CA | Life science
Initial Cost to Company
Land	953
Buildings and Improvements	6,829
Costs Capitalized Subsequent to Acquisition	793
Gross Amount at Which Carried As of Year End
Land	953
Buildings and Improvements	7,622
Total	8,575
Accumulated Depreciation	(1,157)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1554 Hayward CA | Life science
Initial Cost to Company
Land	991
Buildings and Improvements	7,105
Costs Capitalized Subsequent to Acquisition	825
Gross Amount at Which Carried As of Year End
Land	991
Buildings and Improvements	7,930
Total	8,921
Accumulated Depreciation	(1,204)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1555 Hayward CA | Life science
Initial Cost to Company
Land	1,210
Buildings and Improvements	8,675
Costs Capitalized Subsequent to Acquisition	1,007
Gross Amount at Which Carried As of Year End
Land	1,210
Buildings and Improvements	9,682
Total	10,892
Accumulated Depreciation	(1,470)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1556 Hayward CA | Life science
Initial Cost to Company
Land	2,736
Buildings and Improvements	6,868
Costs Capitalized Subsequent to Acquisition	798
Gross Amount at Which Carried As of Year End
Land	2,736
Buildings and Improvements	7,666
Total	10,402
Accumulated Depreciation	(1,163)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1514 La Jolla CA | Life science
Initial Cost to Company
Land	5,200
Gross Amount at Which Carried As of Year End
Land	5,200
Total	5,200
1424 La Jolla CA | Life science
Initial Cost to Company
Land	9,600
Buildings and Improvements	25,283
Costs Capitalized Subsequent to Acquisition	3,038
Gross Amount at Which Carried As of Year End
Land	9,648
Buildings and Improvements	28,194
Total	37,842
Accumulated Depreciation	(4,162)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1425 La Jolla CA | Life science
Initial Cost to Company
Land	6,200
Buildings and Improvements	19,883
Costs Capitalized Subsequent to Acquisition	99
Gross Amount at Which Carried As of Year End
Land	6,276
Buildings and Improvements	19,906
Total	26,182
Accumulated Depreciation	(2,217)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1426 La Jolla CA | Life science
Initial Cost to Company
Land	7,200
Buildings and Improvements	12,412
Costs Capitalized Subsequent to Acquisition	3,036
Gross Amount at Which Carried As of Year End
Land	7,291
Buildings and Improvements	15,357
Total	22,648
Accumulated Depreciation	(2,667)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	27
1427 La Jolla CA | Life science
Initial Cost to Company
Land	8,700
Buildings and Improvements	16,983
Costs Capitalized Subsequent to Acquisition	671
Gross Amount at Which Carried As of Year End
Land	8,746
Buildings and Improvements	17,608
Total	26,354
Accumulated Depreciation	(2,728)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1488 Mountain View CA | Life science
Initial Cost to Company
Land	7,300
Buildings and Improvements	25,410
Costs Capitalized Subsequent to Acquisition	1,353
Gross Amount at Which Carried As of Year End
Land	7,300
Buildings and Improvements	26,763
Total	34,063
Accumulated Depreciation	(2,860)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1489 Mountain View CA | Life science
Initial Cost to Company
Land	6,500
Buildings and Improvements	22,800
Costs Capitalized Subsequent to Acquisition	1,884
Gross Amount at Which Carried As of Year End
Land	6,500
Buildings and Improvements	24,684
Total	31,184
Accumulated Depreciation	(2,518)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1490 Mountain View CA | Life science
Initial Cost to Company
Land	4,800
Buildings and Improvements	9,500
Costs Capitalized Subsequent to Acquisition	442
Gross Amount at Which Carried As of Year End
Land	4,800
Buildings and Improvements	9,942
Total	14,742
Accumulated Depreciation	(1,130)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1491 Mountain View CA | Life science
Initial Cost to Company
Land	4,200
Buildings and Improvements	8,400
Costs Capitalized Subsequent to Acquisition	1,249
Gross Amount at Which Carried As of Year End
Land	4,209
Buildings and Improvements	9,640
Total	13,849
Accumulated Depreciation	(1,580)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1492 Mountain View CA | Life science
Initial Cost to Company
Land	3,600
Buildings and Improvements	9,700
Costs Capitalized Subsequent to Acquisition	730
Gross Amount at Which Carried As of Year End
Land	3,600
Buildings and Improvements	10,430
Total	14,030
Accumulated Depreciation	(1,695)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1493 Mountain View CA | Life science
Initial Cost to Company
Land	7,500
Buildings and Improvements	16,300
Costs Capitalized Subsequent to Acquisition	1,836
Gross Amount at Which Carried As of Year End
Land	7,500
Buildings and Improvements	17,535
Total	25,035
Accumulated Depreciation	(1,806)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1494 Mountain View CA | Life science
Initial Cost to Company
Land	9,800
Buildings and Improvements	24,000
Costs Capitalized Subsequent to Acquisition	203
Gross Amount at Which Carried As of Year End
Land	9,800
Buildings and Improvements	24,203
Total	34,003
Accumulated Depreciation	(2,684)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1495 Mountain View CA | Life science
Initial Cost to Company
Land	6,900
Buildings and Improvements	17,800
Costs Capitalized Subsequent to Acquisition	215
Gross Amount at Which Carried As of Year End
Land	6,900
Buildings and Improvements	18,015
Total	24,915
Accumulated Depreciation	(2,023)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1496 Mountain View CA | Life science
Initial Cost to Company
Land	7,000
Buildings and Improvements	17,000
Costs Capitalized Subsequent to Acquisition	6,364
Gross Amount at Which Carried As of Year End
Land	7,000
Buildings and Improvements	23,364
Total	30,364
Accumulated Depreciation	(3,727)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1497 Mountain View CA | Life science
Initial Cost to Company
Land	14,100
Buildings and Improvements	31,002
Costs Capitalized Subsequent to Acquisition	9,811
Gross Amount at Which Carried As of Year End
Land	14,100
Buildings and Improvements	40,813
Total	54,913
Accumulated Depreciation	(6,741)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1498 Mountain View CA | Life science
Initial Cost to Company
Land	7,100
Buildings and Improvements	25,800
Costs Capitalized Subsequent to Acquisition	8,101
Gross Amount at Which Carried As of Year End
Land	7,100
Buildings and Improvements	33,901
Total	41,001
Accumulated Depreciation	(5,843)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
2017 Mountain View CA | Life science
Initial Cost to Company
Costs Capitalized Subsequent to Acquisition	1,290
Gross Amount at Which Carried As of Year End
Buildings and Improvements	1,290
Total	1,290
1469 Poway CA | Life science
Initial Cost to Company
Land	47,700
Buildings and Improvements	3,512
Costs Capitalized Subsequent to Acquisition	7,450
Gross Amount at Which Carried As of Year End
Land	47,700
Buildings and Improvements	10,962
Total	58,662
1477 Poway CA | Life science
Initial Cost to Company
Land	29,943
Buildings and Improvements	2,475
Costs Capitalized Subsequent to Acquisition	15,405
Gross Amount at Which Carried As of Year End
Land	29,943
Buildings and Improvements	17,881
Total	47,824
1470 Poway CA | Life science
Initial Cost to Company
Land	5,000
Buildings and Improvements	12,200
Costs Capitalized Subsequent to Acquisition	5,727
Gross Amount at Which Carried As of Year End
Land	5,000
Buildings and Improvements	17,927
Total	22,927
Accumulated Depreciation	(3,524)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1471 Poway CA | Life science
Initial Cost to Company
Land	5,200
Buildings and Improvements	14,200
Costs Capitalized Subsequent to Acquisition	4,253
Gross Amount at Which Carried As of Year End
Land	5,200
Buildings and Improvements	18,453
Total	23,653
Accumulated Depreciation	(3,011)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1478 Poway CA | Life science
Initial Cost to Company
Land	6,700
Buildings and Improvements	14,400
Costs Capitalized Subsequent to Acquisition	6,145
Gross Amount at Which Carried As of Year End
Land	6,700
Buildings and Improvements	20,545
Total	27,245
Accumulated Depreciation	(4,190)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1499 Redwood City CA | Life science
Initial Cost to Company
Land	3,400
Buildings and Improvements	5,500
Costs Capitalized Subsequent to Acquisition	1,656
Gross Amount at Which Carried As of Year End
Land	3,407
Buildings and Improvements	7,149
Total	10,556
Accumulated Depreciation	(1,096)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1500 Redwood City CA | Life science
Initial Cost to Company
Land	2,500
Buildings and Improvements	4,100
Costs Capitalized Subsequent to Acquisition	1,188
Gross Amount at Which Carried As of Year End
Land	2,506
Buildings and Improvements	5,282
Total	7,788
Accumulated Depreciation	(768)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1501 Redwood City CA | Life science
Initial Cost to Company
Land	3,600
Buildings and Improvements	4,600
Costs Capitalized Subsequent to Acquisition	397
Gross Amount at Which Carried As of Year End
Land	3,607
Buildings and Improvements	4,990
Total	8,597
Accumulated Depreciation	(708)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1502 Redwood City CA | Life science
Initial Cost to Company
Land	3,100
Buildings and Improvements	5,100
Costs Capitalized Subsequent to Acquisition	804
Gross Amount at Which Carried As of Year End
Land	3,107
Buildings and Improvements	5,651
Total	8,758
Accumulated Depreciation	(779)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	31
1503 Redwood City CA | Life science
Initial Cost to Company
Land	4,800
Buildings and Improvements	17,300
Costs Capitalized Subsequent to Acquisition	2,796
Gross Amount at Which Carried As of Year End
Land	4,818
Buildings and Improvements	20,078
Total	24,896
Accumulated Depreciation	(1,966)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	31
1504 Redwood City CA | Life science
Initial Cost to Company
Land	5,400
Buildings and Improvements	15,500
Costs Capitalized Subsequent to Acquisition	856
Gross Amount at Which Carried As of Year End
Land	5,418
Buildings and Improvements	16,338
Total	21,756
Accumulated Depreciation	(1,762)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	31
1505 Redwood City CA | Life science
Initial Cost to Company
Land	3,000
Buildings and Improvements	3,500
Costs Capitalized Subsequent to Acquisition	603
Gross Amount at Which Carried As of Year End
Land	3,006
Buildings and Improvements	4,097
Total	7,103
Accumulated Depreciation	(650)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1506 Redwood City CA | Life science
Initial Cost to Company
Land	6,000
Buildings and Improvements	14,300
Costs Capitalized Subsequent to Acquisition	3,020
Gross Amount at Which Carried As of Year End
Land	6,018
Buildings and Improvements	17,302
Total	23,320
Accumulated Depreciation	(2,001)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1507 Redwood City CA | Life science
Initial Cost to Company
Land	1,900
Buildings and Improvements	12,800
Costs Capitalized Subsequent to Acquisition	6,860
Gross Amount at Which Carried As of Year End
Land	1,912
Buildings and Improvements	19,648
Total	21,560
Accumulated Depreciation	(789)
1508 Redwood City CA | Life science
Initial Cost to Company
Land	2,700
Buildings and Improvements	11,300
Costs Capitalized Subsequent to Acquisition	6,547
Gross Amount at Which Carried As of Year End
Land	2,712
Buildings and Improvements	17,835
Total	20,547
Accumulated Depreciation	(708)
1509 Redwood City CA | Life science
Initial Cost to Company
Land	2,700
Buildings and Improvements	10,900
Costs Capitalized Subsequent to Acquisition	1,335
Gross Amount at Which Carried As of Year End
Land	2,712
Buildings and Improvements	12,223
Total	14,935
Accumulated Depreciation	(1,280)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1510 Redwood City CA | Life science
Initial Cost to Company
Land	2,200
Buildings and Improvements	12,000
Costs Capitalized Subsequent to Acquisition	5,193
Gross Amount at Which Carried As of Year End
Land	2,212
Buildings and Improvements	17,181
Total	19,393
Accumulated Depreciation	(1,382)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
1511 Redwood City CA | Life science
Initial Cost to Company
Land	2,600
Buildings and Improvements	9,300
Costs Capitalized Subsequent to Acquisition	1,475
Gross Amount at Which Carried As of Year End
Land	2,612
Buildings and Improvements	10,763
Total	13,375
Accumulated Depreciation	(1,266)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	26
1512 Redwood City CA | Life science
Initial Cost to Company
Land	3,300
Buildings and Improvements	18,000
Costs Capitalized Subsequent to Acquisition	123
Gross Amount at Which Carried As of Year End
Land	3,300
Buildings and Improvements	18,123
Total	21,423
Accumulated Depreciation	(1,995)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1513 Redwood City CA | Life science
Initial Cost to Company
Land	3,300
Buildings and Improvements	17,900
Costs Capitalized Subsequent to Acquisition	123
Gross Amount at Which Carried As of Year End
Land	3,300
Buildings and Improvements	18,023
Total	21,323
Accumulated Depreciation	(1,983)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
679 San Diego CA | Life science
Initial Cost to Company
Land	7,872
Buildings and Improvements	34,617
Costs Capitalized Subsequent to Acquisition	17,163
Gross Amount at Which Carried As of Year End
Land	7,872
Buildings and Improvements	51,781
Total	59,653
Accumulated Depreciation	(10,246)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
1558 San Diego CA | Life science
Initial Cost to Company
Land	7,740
Buildings and Improvements	22,654
Costs Capitalized Subsequent to Acquisition	535
Gross Amount at Which Carried As of Year End
Land	7,778
Buildings and Improvements	23,151
Total	30,929
Accumulated Depreciation	(2,453)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
837 San Diego CA | Life science
Initial Cost to Company
Land	4,630
Buildings and Improvements	2,029
Costs Capitalized Subsequent to Acquisition	6,125
Gross Amount at Which Carried As of Year End
Land	4,630
Buildings and Improvements	8,153
Total	12,783
Accumulated Depreciation	(851)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	31
838 San Diego CA | Life science
Initial Cost to Company
Land	2,040
Buildings and Improvements	902
Costs Capitalized Subsequent to Acquisition	4,301
Gross Amount at Which Carried As of Year End
Land	2,040
Buildings and Improvements	5,203
Total	7,243
Accumulated Depreciation	(95)
839 San Diego CA | Life science
Initial Cost to Company
Land	3,940
Buildings and Improvements	3,184
Costs Capitalized Subsequent to Acquisition	4,459
Gross Amount at Which Carried As of Year End
Land	3,940
Buildings and Improvements	6,848
Total	10,788
Accumulated Depreciation	(1,866)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
840 San Diego CA | Life science
Initial Cost to Company
Land	5,690
Buildings and Improvements	4,579
Costs Capitalized Subsequent to Acquisition	673
Gross Amount at Which Carried As of Year End
Land	5,690
Buildings and Improvements	5,252
Total	10,942
Accumulated Depreciation	(984)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1420 San Diego CA | Life science
Initial Cost to Company
Land	6,524
Costs Capitalized Subsequent to Acquisition	2,824
Gross Amount at Which Carried As of Year End
Land	6,524
Buildings and Improvements	2,824
Total	9,348
1947 San Diego CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	12,423
Initial Cost to Company
Land	2,581
Buildings and Improvements	10,534
Costs Capitalized Subsequent to Acquisition	20
Gross Amount at Which Carried As of Year End
Land	2,581
Buildings and Improvements	10,554
Total	13,135
Accumulated Depreciation	(351)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1948 San Diego CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	25,646
Initial Cost to Company
Land	5,879
Buildings and Improvements	25,305
Costs Capitalized Subsequent to Acquisition	18
Gross Amount at Which Carried As of Year End
Land	5,879
Buildings and Improvements	25,324
Total	31,203
Accumulated Depreciation	(844)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1949 San Diego CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,206
Initial Cost to Company
Land	2,686
Buildings and Improvements	11,045
Costs Capitalized Subsequent to Acquisition	386
Gross Amount at Which Carried As of Year End
Land	2,686
Buildings and Improvements	11,432
Total	14,118
Accumulated Depreciation	(370)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1950 San Diego CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,181
Initial Cost to Company
Land	884
Buildings and Improvements	2,796
Gross Amount at Which Carried As of Year End
Land	884
Buildings and Improvements	2,796
Total	3,680
Accumulated Depreciation	(93)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1410 South San Francisco CA | Life science
Initial Cost to Company
Land	4,900
Buildings and Improvements	18,100
Costs Capitalized Subsequent to Acquisition	147
Gross Amount at Which Carried As of Year End
Land	4,900
Buildings and Improvements	18,247
Total	23,147
Accumulated Depreciation	(1,999)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1411 South San Francisco CA | Life science
Initial Cost to Company
Land	8,000
Buildings and Improvements	27,700
Costs Capitalized Subsequent to Acquisition	84
Gross Amount at Which Carried As of Year End
Land	8,000
Buildings and Improvements	27,784
Total	35,784
Accumulated Depreciation	(3,059)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1413 South San Francisco CA | Life science
Initial Cost to Company
Land	8,000
Buildings and Improvements	28,299
Costs Capitalized Subsequent to Acquisition	252
Gross Amount at Which Carried As of Year End
Land	8,000
Buildings and Improvements	28,550
Total	36,550
Accumulated Depreciation	(3,129)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1414 South San Francisco CA | Life science
Initial Cost to Company
Land	3,700
Buildings and Improvements	20,800
Gross Amount at Which Carried As of Year End
Land	3,700
Buildings and Improvements	20,800
Total	24,500
Accumulated Depreciation	(2,297)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1418 South San Francisco CA | Life science
Initial Cost to Company
Land	11,700
Buildings and Improvements	31,243
Costs Capitalized Subsequent to Acquisition	5,885
Gross Amount at Which Carried As of Year End
Land	11,700
Buildings and Improvements	37,127
Total	48,827
Accumulated Depreciation	(4,055)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1421 South San Francisco CA | Life science
Initial Cost to Company
Land	7,000
Buildings and Improvements	33,779
Gross Amount at Which Carried As of Year End
Land	7,000
Buildings and Improvements	33,779
Total	40,779
Accumulated Depreciation	(3,730)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1422 South San Francisco CA | Life science
Initial Cost to Company
Land	14,800
Buildings and Improvements	7,600
Costs Capitalized Subsequent to Acquisition	3,119
Gross Amount at Which Carried As of Year End
Land	14,800
Buildings and Improvements	10,719
Total	25,519
Accumulated Depreciation	(1,310)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1423 South San Francisco CA | Life science
Initial Cost to Company
Land	8,400
Buildings and Improvements	33,144
Gross Amount at Which Carried As of Year End
Land	8,400
Buildings and Improvements	33,144
Total	41,544
Accumulated Depreciation	(3,660)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1431 South San Francisco CA | Life science
Initial Cost to Company
Land	7,000
Buildings and Improvements	15,500
Costs Capitalized Subsequent to Acquisition	157
Gross Amount at Which Carried As of Year End
Land	7,000
Buildings and Improvements	15,657
Total	22,657
Accumulated Depreciation	(1,714)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1439 South San Francisco CA | Life science
Initial Cost to Company
Land	11,900
Buildings and Improvements	68,848
Costs Capitalized Subsequent to Acquisition	39
Gross Amount at Which Carried As of Year End
Land	11,900
Buildings and Improvements	68,887
Total	80,787
Accumulated Depreciation	(7,602)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1440 South San Francisco CA | Life science
Initial Cost to Company
Land	10,000
Buildings and Improvements	57,954
Gross Amount at Which Carried As of Year End
Land	10,000
Buildings and Improvements	57,954
Total	67,954
Accumulated Depreciation	(6,400)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1441 South San Francisco CA | Life science
Initial Cost to Company
Land	9,300
Buildings and Improvements	43,549
Gross Amount at Which Carried As of Year End
Land	9,300
Buildings and Improvements	43,549
Total	52,849
Accumulated Depreciation	(4,809)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1442 South San Francisco CA | Life science
Initial Cost to Company
Land	11,000
Buildings and Improvements	47,289
Costs Capitalized Subsequent to Acquisition	81
Gross Amount at Which Carried As of Year End
Land	11,000
Buildings and Improvements	47,370
Total	58,370
Accumulated Depreciation	(5,238)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1443 South San Francisco CA | Life science
Initial Cost to Company
Land	13,200
Buildings and Improvements	60,932
Costs Capitalized Subsequent to Acquisition	1,158
Gross Amount at Which Carried As of Year End
Land	13,200
Buildings and Improvements	62,090
Total	75,290
Accumulated Depreciation	(6,188)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1444 South San Francisco CA | Life science
Initial Cost to Company
Land	10,500
Buildings and Improvements	33,776
Costs Capitalized Subsequent to Acquisition	392
Gross Amount at Which Carried As of Year End
Land	10,500
Buildings and Improvements	34,168
Total	44,668
Accumulated Depreciation	(3,729)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1445 South San Francisco CA | Life science
Initial Cost to Company
Land	10,600
Buildings and Improvements	34,083
Gross Amount at Which Carried As of Year End
Land	10,600
Buildings and Improvements	34,083
Total	44,683
Accumulated Depreciation	(3,763)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1448 South San Francisco CA | Life science
Initial Cost to Company
Land	14,100
Buildings and Improvements	71,344
Costs Capitalized Subsequent to Acquisition	52
Gross Amount at Which Carried As of Year End
Land	14,100
Buildings and Improvements	71,396
Total	85,496
Accumulated Depreciation	(7,882)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1449 South San Francisco CA | Life science
Initial Cost to Company
Land	12,800
Buildings and Improvements	63,600
Costs Capitalized Subsequent to Acquisition	472
Gross Amount at Which Carried As of Year End
Land	12,800
Buildings and Improvements	64,072
Total	76,872
Accumulated Depreciation	(7,107)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1450 South San Francisco CA | Life science
Initial Cost to Company
Land	11,200
Buildings and Improvements	79,222
Costs Capitalized Subsequent to Acquisition	20
Gross Amount at Which Carried As of Year End
Land	11,200
Buildings and Improvements	79,242
Total	90,442
Accumulated Depreciation	(8,749)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1451 South San Francisco CA | Life science
Initial Cost to Company
Land	7,200
Buildings and Improvements	50,856
Costs Capitalized Subsequent to Acquisition	66
Gross Amount at Which Carried As of Year End
Land	7,200
Buildings and Improvements	50,922
Total	58,122
Accumulated Depreciation	(5,621)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1452 South San Francisco CA | Life science
Initial Cost to Company
Land	14,400
Buildings and Improvements	101,362
Costs Capitalized Subsequent to Acquisition	107
Gross Amount at Which Carried As of Year End
Land	14,400
Buildings and Improvements	101,469
Total	115,869
Accumulated Depreciation	(11,193)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1458 South San Francisco CA | Life science
Initial Cost to Company
Land	10,900
Buildings and Improvements	20,900
Costs Capitalized Subsequent to Acquisition	4,094
Gross Amount at Which Carried As of Year End
Land	10,909
Buildings and Improvements	24,787
Total	35,696
Accumulated Depreciation	(4,432)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1459 South San Francisco CA | Life science
Initial Cost to Company
Land	3,600
Buildings and Improvements	100
Costs Capitalized Subsequent to Acquisition	159
Gross Amount at Which Carried As of Year End
Land	3,600
Buildings and Improvements	259
Total	3,859
Accumulated Depreciation	(83)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	5
1460 South San Francisco CA | Life science
Initial Cost to Company
Land	2,300
Buildings and Improvements	100
Costs Capitalized Subsequent to Acquisition	65
Gross Amount at Which Carried As of Year End
Land	2,300
Buildings and Improvements	165
Total	2,465
Accumulated Depreciation	(88)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	5
1461 South San Francisco CA | Life science
Initial Cost to Company
Land	3,900
Buildings and Improvements	200
Costs Capitalized Subsequent to Acquisition	117
Gross Amount at Which Carried As of Year End
Land	3,900
Buildings and Improvements	317
Total	4,217
Accumulated Depreciation	(177)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	5
1462 South San Francisco CA | Life science
Initial Cost to Company
Land	7,117
Buildings and Improvements	600
Costs Capitalized Subsequent to Acquisition	3,589
Gross Amount at Which Carried As of Year End
Land	7,117
Buildings and Improvements	3,924
Total	11,041
Accumulated Depreciation	(583)
1464 South San Francisco CA | Life science
Initial Cost to Company
Land	7,403
Buildings and Improvements	700
Costs Capitalized Subsequent to Acquisition	7,607
Gross Amount at Which Carried As of Year End
Land	7,403
Buildings and Improvements	8,307
Total	15,710
Accumulated Depreciation	(331)
1468 South San Francisco CA | Life science
Initial Cost to Company
Land	10,100
Buildings and Improvements	24,013
Costs Capitalized Subsequent to Acquisition	2,796
Gross Amount at Which Carried As of Year End
Land	10,100
Buildings and Improvements	26,809
Total	36,909
Accumulated Depreciation	(4,322)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1454 South San Francisco CA | Life science
Initial Cost to Company
Land	11,100
Buildings and Improvements	47,738
Costs Capitalized Subsequent to Acquisition	9,369
Gross Amount at Which Carried As of Year End
Land	11,100
Buildings and Improvements	57,108
Total	68,208
Accumulated Depreciation	(6,773)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1455 South San Francisco CA | Life science
Initial Cost to Company
Land	9,700
Buildings and Improvements	41,937
Costs Capitalized Subsequent to Acquisition	5,835
Gross Amount at Which Carried As of Year End
Land	10,261
Buildings and Improvements	47,211
Total	57,472
Accumulated Depreciation	(5,367)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1456 South San Francisco CA | Life science
Initial Cost to Company
Land	6,300
Buildings and Improvements	22,900
Costs Capitalized Subsequent to Acquisition	8,196
Gross Amount at Which Carried As of Year End
Land	6,300
Buildings and Improvements	31,096
Total	37,396
Accumulated Depreciation	(3,761)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1480 South San Francisco CA | Life science
Initial Cost to Company
Land	32,210
Buildings and Improvements	3,110
Costs Capitalized Subsequent to Acquisition	8,319
Gross Amount at Which Carried As of Year End
Land	32,210
Buildings and Improvements	11,429
Total	43,639
1463 South San Francisco CA | Life science
Initial Cost to Company
Land	10,381
Buildings and Improvements	2,300
Costs Capitalized Subsequent to Acquisition	16,083
Gross Amount at Which Carried As of Year End
Land	10,381
Buildings and Improvements	18,383
Total	28,764
Accumulated Depreciation	(652)
1435 South San Francisco CA | Life science
Initial Cost to Company
Land	13,800
Buildings and Improvements	42,500
Costs Capitalized Subsequent to Acquisition	32,758
Gross Amount at Which Carried As of Year End
Land	13,800
Buildings and Improvements	75,258
Total	89,058
Accumulated Depreciation	(4,604)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1436 South San Francisco CA | Life science
Initial Cost to Company
Land	14,500
Buildings and Improvements	45,300
Costs Capitalized Subsequent to Acquisition	34,081
Gross Amount at Which Carried As of Year End
Land	14,500
Buildings and Improvements	79,381
Total	93,881
Accumulated Depreciation	(4,819)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1437 South San Francisco CA | Life science
Initial Cost to Company
Land	9,400
Buildings and Improvements	24,800
Costs Capitalized Subsequent to Acquisition	16,977
Gross Amount at Which Carried As of Year End
Land	9,400
Buildings and Improvements	41,777
Total	51,177
Accumulated Depreciation	(2,085)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1559 South San Francisco CA | Life science
Initial Cost to Company
Land	5,666
Buildings and Improvements	5,773
Costs Capitalized Subsequent to Acquisition	183
Gross Amount at Which Carried As of Year End
Land	5,691
Buildings and Improvements	5,931
Total	11,622
Accumulated Depreciation	(4,839)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	5
1560 South San Francisco CA | Life science
Initial Cost to Company
Land	1,204
Buildings and Improvements	1,293
Costs Capitalized Subsequent to Acquisition	15
Gross Amount at Which Carried As of Year End
Land	1,210
Buildings and Improvements	1,302
Total	2,512
Accumulated Depreciation	(1,063)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	5
1408 South San Francisco CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,510
Initial Cost to Company
Land	9,000
Buildings and Improvements	17,800
Costs Capitalized Subsequent to Acquisition	61
Gross Amount at Which Carried As of Year End
Land	9,000
Buildings and Improvements	17,861
Total	26,861
Accumulated Depreciation	(1,965)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1412 South San Francisco CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	2,015
Initial Cost to Company
Land	10,100
Buildings and Improvements	22,521
Gross Amount at Which Carried As of Year End
Land	10,100
Buildings and Improvements	22,521
Total	32,621
Accumulated Depreciation	(2,487)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1430 South San Francisco CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	2,087
Initial Cost to Company
Land	10,700
Buildings and Improvements	23,621
Costs Capitalized Subsequent to Acquisition	212
Gross Amount at Which Carried As of Year End
Land	10,700
Buildings and Improvements	23,832
Total	34,532
Accumulated Depreciation	(2,628)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1409 South San Francisco CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,228
Initial Cost to Company
Land	18,000
Buildings and Improvements	38,043
Costs Capitalized Subsequent to Acquisition	421
Gross Amount at Which Carried As of Year End
Land	18,000
Buildings and Improvements	38,464
Total	56,464
Accumulated Depreciation	(4,211)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1407 South San Francisco CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,256
Initial Cost to Company
Land	28,600
Buildings and Improvements	48,700
Costs Capitalized Subsequent to Acquisition	4,020
Gross Amount at Which Carried As of Year End
Land	28,600
Buildings and Improvements	52,720
Total	81,320
Accumulated Depreciation	(6,474)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1982 South San Francisco CA | Life science
Initial Cost to Company
Land	64,900
Costs Capitalized Subsequent to Acquisition	4,358
Gross Amount at Which Carried As of Year End
Land	64,900
Buildings and Improvements	4,358
Total	69,258
1604 Cambridge MA | Life science
Initial Cost to Company
Land	8,389
Buildings and Improvements	10,630
Costs Capitalized Subsequent to Acquisition	9,326
Gross Amount at Which Carried As of Year End
Land	8,389
Buildings and Improvements	19,956
Total	28,345
2011 Durham NC | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,481
Initial Cost to Company
Land	447
Buildings and Improvements	6,152
Costs Capitalized Subsequent to Acquisition	416
Gross Amount at Which Carried As of Year End
Land	447
Buildings and Improvements	6,569
Total	7,016
461 Salt Lake City UT | Life science
Initial Cost to Company
Land	500
Buildings and Improvements	8,548
Gross Amount at Which Carried As of Year End
Land	500
Buildings and Improvements	8,548
Total	9,048
Accumulated Depreciation	(2,651)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	33
462 Salt Lake City UT | Life science
Initial Cost to Company
Land	890
Buildings and Improvements	15,623
Gross Amount at Which Carried As of Year End
Land	890
Buildings and Improvements	15,624
Total	16,514
Accumulated Depreciation	(4,265)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
463 Salt Lake City UT | Life science
Initial Cost to Company
Land	190
Buildings and Improvements	9,875
Gross Amount at Which Carried As of Year End
Land	190
Buildings and Improvements	9,875
Total	10,065
Accumulated Depreciation	(2,316)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
464 Salt Lake City UT | Life science
Initial Cost to Company
Land	630
Buildings and Improvements	6,921
Costs Capitalized Subsequent to Acquisition	62
Gross Amount at Which Carried As of Year End
Land	630
Buildings and Improvements	6,984
Total	7,614
Accumulated Depreciation	(1,951)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
465 Salt Lake City UT | Life science
Initial Cost to Company
Land	125
Buildings and Improvements	6,368
Costs Capitalized Subsequent to Acquisition	6
Gross Amount at Which Carried As of Year End
Land	125
Buildings and Improvements	6,374
Total	6,499
Accumulated Depreciation	(1,495)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
466 Salt Lake City UT | Life science
Initial Cost to Company
Buildings and Improvements	14,614
Costs Capitalized Subsequent to Acquisition	7
Gross Amount at Which Carried As of Year End
Buildings and Improvements	14,621
Total	14,621
Accumulated Depreciation	(2,907)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
507 Salt Lake City UT | Life science
Initial Cost to Company
Land	280
Buildings and Improvements	4,345
Costs Capitalized Subsequent to Acquisition	34
Gross Amount at Which Carried As of Year End
Land	280
Buildings and Improvements	4,379
Total	4,659
Accumulated Depreciation	(917)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
537 Salt Lake City UT | Life science
Initial Cost to Company
Buildings and Improvements	6,517
Gross Amount at Which Carried As of Year End
Buildings and Improvements	6,517
Total	6,517
Accumulated Depreciation	(1,346)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
799 Salt Lake City UT | Life science
Initial Cost to Company
Buildings and Improvements	14,600
Costs Capitalized Subsequent to Acquisition	90
Gross Amount at Which Carried As of Year End
Buildings and Improvements	14,690
Total	14,690
Accumulated Depreciation	(1,772)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1593 Salt Lake City UT | Life science
Initial Cost to Company
Buildings and Improvements	23,998
Gross Amount at Which Carried As of Year End
Buildings and Improvements	23,998
Total	23,998
Accumulated Depreciation	(1,030)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	33
638 Anchorage AK | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,373
Initial Cost to Company
Land	1,456
Buildings and Improvements	10,650
Costs Capitalized Subsequent to Acquisition	35
Gross Amount at Which Carried As of Year End
Land	1,456
Buildings and Improvements	10,635
Total	12,091
Accumulated Depreciation	(1,611)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
520 Chandler AZ | Medical office
Initial Cost to Company
Land	3,669
Buildings and Improvements	13,503
Costs Capitalized Subsequent to Acquisition	1,794
Gross Amount at Which Carried As of Year End
Land	3,669
Buildings and Improvements	15,053
Total	18,722
Accumulated Depreciation	(2,796)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
468 Oro Valley AZ | Medical office
Initial Cost to Company
Land	1,050
Buildings and Improvements	6,774
Costs Capitalized Subsequent to Acquisition	490
Gross Amount at Which Carried As of Year End
Land	1,050
Buildings and Improvements	6,697
Total	7,747
Accumulated Depreciation	(1,480)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
356 Phoenix AZ | Medical office
Initial Cost to Company
Land	780
Buildings and Improvements	3,199
Costs Capitalized Subsequent to Acquisition	827
Gross Amount at Which Carried As of Year End
Land	780
Buildings and Improvements	3,837
Total	4,617
Accumulated Depreciation	(1,703)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	32
470 Phoenix AZ | Medical office
Initial Cost to Company
Land	280
Buildings and Improvements	877
Costs Capitalized Subsequent to Acquisition	42
Gross Amount at Which Carried As of Year End
Land	280
Buildings and Improvements	918
Total	1,198
Accumulated Depreciation	(209)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
1066 Scottsdale AZ | Medical office
Initial Cost to Company
Land	5,115
Buildings and Improvements	14,064
Costs Capitalized Subsequent to Acquisition	1,703
Gross Amount at Which Carried As of Year End
Land	4,791
Buildings and Improvements	16,085
Total	20,876
Accumulated Depreciation	(2,391)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
453 Tucson AZ | Medical office
Initial Cost to Company
Land	215
Buildings and Improvements	6,318
Costs Capitalized Subsequent to Acquisition	353
Gross Amount at Which Carried As of Year End
Land	215
Buildings and Improvements	6,658
Total	6,873
Accumulated Depreciation	(2,177)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
556 Tucson AZ | Medical office
Initial Cost to Company
Land	215
Buildings and Improvements	3,940
Costs Capitalized Subsequent to Acquisition	131
Gross Amount at Which Carried As of Year End
Land	215
Buildings and Improvements	3,741
Total	3,956
Accumulated Depreciation	(759)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
1041 Brentwood CA | Medical office
Initial Cost to Company
Buildings and Improvements	30,864
Costs Capitalized Subsequent to Acquisition	1,310
Gross Amount at Which Carried As of Year End
Buildings and Improvements	32,083
Total	32,083
Accumulated Depreciation	(4,412)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1200 Encino CA | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,681
Initial Cost to Company
Land	6,151
Buildings and Improvements	10,438
Costs Capitalized Subsequent to Acquisition	1,883
Gross Amount at Which Carried As of Year End
Land	6,391
Buildings and Improvements	12,081
Total	18,472
Accumulated Depreciation	(2,148)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	33
234 Los Angeles CA | Medical office
Initial Cost to Company
Land	2,848
Buildings and Improvements	5,879
Costs Capitalized Subsequent to Acquisition	1,163
Gross Amount at Which Carried As of Year End
Land	3,009
Buildings and Improvements	5,273
Total	8,282
Accumulated Depreciation	(2,385)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	21
436 Murietta CA | Medical office
Initial Cost to Company
Land	400
Buildings and Improvements	9,266
Costs Capitalized Subsequent to Acquisition	1,366
Gross Amount at Which Carried As of Year End
Land	439
Buildings and Improvements	10,032
Total	10,471
Accumulated Depreciation	(3,515)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	33
239 Poway CA | Medical office
Initial Cost to Company
Land	2,700
Buildings and Improvements	10,839
Costs Capitalized Subsequent to Acquisition	1,436
Gross Amount at Which Carried As of Year End
Land	2,730
Buildings and Improvements	11,108
Total	13,838
Accumulated Depreciation	(4,393)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
318 Sacramento CA | Medical office
Initial Cost to Company
Land	2,860
Buildings and Improvements	21,850
Costs Capitalized Subsequent to Acquisition	5,744
Gross Amount at Which Carried As of Year End
Land	2,860
Buildings and Improvements	26,824
Total	29,684
Accumulated Depreciation	(6,105)
235 San Diego CA | Medical office
Initial Cost to Company
Land	2,863
Buildings and Improvements	8,913
Costs Capitalized Subsequent to Acquisition	2,861
Gross Amount at Which Carried As of Year End
Land	3,068
Buildings and Improvements	9,963
Total	13,031
Accumulated Depreciation	(4,353)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	21
236 San Diego CA | Medical office
Initial Cost to Company
Land	4,619
Buildings and Improvements	19,370
Costs Capitalized Subsequent to Acquisition	3,366
Gross Amount at Which Carried As of Year End
Land	4,711
Buildings and Improvements	17,619
Total	22,330
Accumulated Depreciation	(7,697)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	21
421 San Diego CA | Medical office
Initial Cost to Company
Land	2,910
Buildings and Improvements	17,362
Costs Capitalized Subsequent to Acquisition	4,519
Gross Amount at Which Carried As of Year End
Land	2,910
Buildings and Improvements	21,881
Total	24,791
Accumulated Depreciation	(4,547)
564 San Jose CA | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	2,764
Initial Cost to Company
Land	1,935
Buildings and Improvements	1,728
Costs Capitalized Subsequent to Acquisition	1,325
Gross Amount at Which Carried As of Year End
Land	1,935
Buildings and Improvements	2,933
Total	4,868
Accumulated Depreciation	(888)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
565 San Jose CA | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,436
Initial Cost to Company
Land	1,460
Buildings and Improvements	7,672
Costs Capitalized Subsequent to Acquisition	482
Gross Amount at Which Carried As of Year End
Land	1,460
Buildings and Improvements	8,148
Total	9,608
Accumulated Depreciation	(1,843)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
659 San Jose CA | Medical office
Initial Cost to Company
Land	1,718
Buildings and Improvements	3,124
Costs Capitalized Subsequent to Acquisition	370
Gross Amount at Which Carried As of Year End
Land	1,718
Buildings and Improvements	3,417
Total	5,135
Accumulated Depreciation	(540)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
1209 Sherman Oaks CA | Medical office
Initial Cost to Company
Land	7,472
Buildings and Improvements	10,075
Costs Capitalized Subsequent to Acquisition	1,877
Gross Amount at Which Carried As of Year End
Land	7,741
Buildings and Improvements	11,673
Total	19,414
Accumulated Depreciation	(2,948)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	22
439 Valencia CA | Medical office
Initial Cost to Company
Land	2,300
Buildings and Improvements	6,967
Costs Capitalized Subsequent to Acquisition	940
Gross Amount at Which Carried As of Year End
Land	2,309
Buildings and Improvements	7,097
Total	9,406
Accumulated Depreciation	(2,801)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1211 Valencia CA | Medical office
Initial Cost to Company
Land	1,344
Buildings and Improvements	7,507
Costs Capitalized Subsequent to Acquisition	444
Gross Amount at Which Carried As of Year End
Land	1,383
Buildings and Improvements	7,913
Total	9,296
Accumulated Depreciation	(1,120)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
440 West Hills CA | Medical office
Initial Cost to Company
Land	2,100
Buildings and Improvements	11,595
Costs Capitalized Subsequent to Acquisition	1,771
Gross Amount at Which Carried As of Year End
Land	2,100
Buildings and Improvements	11,137
Total	13,237
Accumulated Depreciation	(4,129)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	32
728 Aurora CO | Medical office
Initial Cost to Company
Buildings and Improvements	8,764
Costs Capitalized Subsequent to Acquisition	524
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,288
Total	9,288
Accumulated Depreciation	(2,469)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
1196 Aurora CO | Medical office
Initial Cost to Company
Land	210
Buildings and Improvements	12,362
Costs Capitalized Subsequent to Acquisition	1,099
Gross Amount at Which Carried As of Year End
Land	210
Buildings and Improvements	13,426
Total	13,636
Accumulated Depreciation	(1,878)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1197 Aurora CO | Medical office
Initial Cost to Company
Land	200
Buildings and Improvements	8,414
Costs Capitalized Subsequent to Acquisition	735
Gross Amount at Which Carried As of Year End
Land	200
Buildings and Improvements	9,149
Total	9,349
Accumulated Depreciation	(1,529)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	33
882 Colorado Springs CO | Medical office
Initial Cost to Company
Buildings and Improvements	12,933
Costs Capitalized Subsequent to Acquisition	4,869
Gross Amount at Which Carried As of Year End
Buildings and Improvements	17,803
Total	17,803
Accumulated Depreciation	(3,147)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
814 Conifer CO | Medical office
Initial Cost to Company
Buildings and Improvements	1,485
Costs Capitalized Subsequent to Acquisition	22
Gross Amount at Which Carried As of Year End
Buildings and Improvements	1,508
Total	1,508
Accumulated Depreciation	(236)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1199 Denver CO | Medical office
Initial Cost to Company
Land	493
Buildings and Improvements	7,897
Costs Capitalized Subsequent to Acquisition	346
Gross Amount at Which Carried As of Year End
Land	558
Buildings and Improvements	8,178
Total	8,736
Accumulated Depreciation	(1,332)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	33
808 Englewood CO | Medical office
Initial Cost to Company
Buildings and Improvements	8,616
Costs Capitalized Subsequent to Acquisition	1,270
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,761
Total	9,761
Accumulated Depreciation	(2,077)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
809 Englewood CO | Medical office
Initial Cost to Company
Buildings and Improvements	8,449
Costs Capitalized Subsequent to Acquisition	2,095
Gross Amount at Which Carried As of Year End
Buildings and Improvements	10,258
Total	10,258
Accumulated Depreciation	(1,910)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
810 Englewood CO | Medical office
Initial Cost to Company
Buildings and Improvements	8,040
Costs Capitalized Subsequent to Acquisition	2,475
Gross Amount at Which Carried As of Year End
Buildings and Improvements	10,515
Total	10,515
Accumulated Depreciation	(2,169)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
811 Englewood CO | Medical office
Initial Cost to Company
Buildings and Improvements	8,472
Costs Capitalized Subsequent to Acquisition	1,227
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,692
Total	9,692
Accumulated Depreciation	(1,961)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
812 Littleton CO | Medical office
Initial Cost to Company
Buildings and Improvements	4,562
Costs Capitalized Subsequent to Acquisition	960
Gross Amount at Which Carried As of Year End
Land	79
Buildings and Improvements	5,407
Total	5,486
Accumulated Depreciation	(1,182)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
813 Littleton CO | Medical office
Initial Cost to Company
Buildings and Improvements	4,926
Costs Capitalized Subsequent to Acquisition	681
Gross Amount at Which Carried As of Year End
Land	5
Buildings and Improvements	5,576
Total	5,581
Accumulated Depreciation	(1,082)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
570 Lone Tree CO | Medical office
Initial Cost to Company
Costs Capitalized Subsequent to Acquisition	18,450
Gross Amount at Which Carried As of Year End
Buildings and Improvements	18,509
Total	18,509
Accumulated Depreciation	(3,790)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
666 Lone Tree CO | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	14,410
Initial Cost to Company
Buildings and Improvements	23,274
Costs Capitalized Subsequent to Acquisition	750
Gross Amount at Which Carried As of Year End
Buildings and Improvements	24,013
Total	24,013
Accumulated Depreciation	(3,468)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
1076 Parker CO | Medical office
Initial Cost to Company
Buildings and Improvements	13,388
Costs Capitalized Subsequent to Acquisition	46
Gross Amount at Which Carried As of Year End
Land	8
Buildings and Improvements	13,426
Total	13,434
Accumulated Depreciation	(1,937)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
510 Thornton CO | Medical office
Initial Cost to Company
Land	236
Buildings and Improvements	10,206
Costs Capitalized Subsequent to Acquisition	1,561
Gross Amount at Which Carried As of Year End
Land	244
Buildings and Improvements	11,735
Total	11,979
Accumulated Depreciation	(2,590)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
433 Atlantis FL | Medical office
Initial Cost to Company
Buildings and Improvements	5,651
Costs Capitalized Subsequent to Acquisition	445
Gross Amount at Which Carried As of Year End
Land	33
Buildings and Improvements	5,746
Total	5,779
Accumulated Depreciation	(2,173)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
434 Atlantis FL | Medical office
Initial Cost to Company
Buildings and Improvements	2,027
Costs Capitalized Subsequent to Acquisition	167
Gross Amount at Which Carried As of Year End
Buildings and Improvements	2,194
Total	2,194
Accumulated Depreciation	(753)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
435 Atlantis FL | Medical office
Initial Cost to Company
Buildings and Improvements	2,000
Costs Capitalized Subsequent to Acquisition	361
Gross Amount at Which Carried As of Year End
Buildings and Improvements	2,261
Total	2,261
Accumulated Depreciation	(818)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	32
602 Atlantis FL | Medical office
Initial Cost to Company
Land	455
Buildings and Improvements	2,231
Costs Capitalized Subsequent to Acquisition	336
Gross Amount at Which Carried As of Year End
Land	455
Buildings and Improvements	2,377
Total	2,832
Accumulated Depreciation	(402)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
603 Atlantis FL | Medical office
Initial Cost to Company
Land	1,507
Buildings and Improvements	2,894
Costs Capitalized Subsequent to Acquisition	1,629
Gross Amount at Which Carried As of Year End
Land	1,507
Buildings and Improvements	4,391
Total	5,898
Accumulated Depreciation	(443)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
604 Englewood FL | Medical office
Initial Cost to Company
Land	170
Buildings and Improvements	1,134
Costs Capitalized Subsequent to Acquisition	211
Gross Amount at Which Carried As of Year End
Land	170
Buildings and Improvements	1,330
Total	1,500
Accumulated Depreciation	(252)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
609 Kissimmee FL | Medical office
Initial Cost to Company
Land	788
Buildings and Improvements	174
Costs Capitalized Subsequent to Acquisition	170
Gross Amount at Which Carried As of Year End
Land	788
Buildings and Improvements	321
Total	1,109
Accumulated Depreciation	(89)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
610 Kissimmee FL | Medical office
Initial Cost to Company
Land	481
Buildings and Improvements	347
Costs Capitalized Subsequent to Acquisition	221
Gross Amount at Which Carried As of Year End
Land	481
Buildings and Improvements	568
Total	1,049
Accumulated Depreciation	(105)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
671 Kissimmee FL | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,561
Initial Cost to Company
Buildings and Improvements	7,574
Costs Capitalized Subsequent to Acquisition	1,277
Gross Amount at Which Carried As of Year End
Buildings and Improvements	8,821
Total	8,821
Accumulated Depreciation	(1,737)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	36
612 Margate FL | Medical office
Initial Cost to Company
Land	1,553
Buildings and Improvements	6,898
Costs Capitalized Subsequent to Acquisition	460
Gross Amount at Which Carried As of Year End
Land	1,553
Buildings and Improvements	7,341
Total	8,894
Accumulated Depreciation	(1,109)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
613 Miami FL | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,724
Initial Cost to Company
Land	4,392
Buildings and Improvements	11,841
Costs Capitalized Subsequent to Acquisition	2,024
Gross Amount at Which Carried As of Year End
Land	4,392
Buildings and Improvements	13,697
Total	18,089
Accumulated Depreciation	(2,385)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
1067 Milton FL | Medical office
Initial Cost to Company
Buildings and Improvements	8,566
Costs Capitalized Subsequent to Acquisition	185
Gross Amount at Which Carried As of Year End
Buildings and Improvements	8,751
Total	8,751
Accumulated Depreciation	(1,171)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
563 Orlando FL | Medical office
Initial Cost to Company
Land	2,144
Buildings and Improvements	5,136
Costs Capitalized Subsequent to Acquisition	2,979
Gross Amount at Which Carried As of Year End
Land	2,288
Buildings and Improvements	7,855
Total	10,143
Accumulated Depreciation	(2,081)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
833 Pace FL | Medical office
Initial Cost to Company
Buildings and Improvements	10,309
Costs Capitalized Subsequent to Acquisition	2,464
Gross Amount at Which Carried As of Year End
Buildings and Improvements	12,773
Total	12,773
Accumulated Depreciation	(2,927)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	44
834 Pensacola FL | Medical office
Initial Cost to Company
Buildings and Improvements	11,166
Costs Capitalized Subsequent to Acquisition	465
Gross Amount at Which Carried As of Year End
Buildings and Improvements	11,631
Total	11,631
Accumulated Depreciation	(1,540)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
614 Plantation FL | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	804
Initial Cost to Company
Land	969
Buildings and Improvements	3,241
Costs Capitalized Subsequent to Acquisition	732
Gross Amount at Which Carried As of Year End
Land	1,011
Buildings and Improvements	3,924
Total	4,935
Accumulated Depreciation	(760)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
673 Plantation FL | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,092
Initial Cost to Company
Land	1,091
Buildings and Improvements	7,176
Costs Capitalized Subsequent to Acquisition	187
Gross Amount at Which Carried As of Year End
Land	1,091
Buildings and Improvements	7,239
Total	8,330
Accumulated Depreciation	(1,126)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	36
701 St. Petersburg FL | Medical office
Initial Cost to Company
Buildings and Improvements	10,141
Costs Capitalized Subsequent to Acquisition	3,243
Gross Amount at Which Carried As of Year End
Buildings and Improvements	13,241
Total	13,241
Accumulated Depreciation	(2,193)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
1210 Tampa FL | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,418
Initial Cost to Company
Land	1,967
Buildings and Improvements	6,602
Costs Capitalized Subsequent to Acquisition	3,076
Gross Amount at Which Carried As of Year End
Land	2,067
Buildings and Improvements	9,533
Total	11,600
Accumulated Depreciation	(2,343)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
1058 McCaysville GA | Medical office
Initial Cost to Company
Buildings and Improvements	3,231
Costs Capitalized Subsequent to Acquisition	18
Gross Amount at Which Carried As of Year End
Buildings and Improvements	3,249
Total	3,249
Accumulated Depreciation	(431)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1065 Marion IL | Medical office
Initial Cost to Company
Land	100
Buildings and Improvements	11,484
Costs Capitalized Subsequent to Acquisition	89
Gross Amount at Which Carried As of Year End
Land	100
Buildings and Improvements	11,572
Total	11,672
Accumulated Depreciation	(1,620)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1057 Newburgh IN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,057
Initial Cost to Company
Buildings and Improvements	14,019
Costs Capitalized Subsequent to Acquisition	1,094
Gross Amount at Which Carried As of Year End
Buildings and Improvements	15,113
Total	15,113
Accumulated Depreciation	(1,959)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
483 Wichita KS | Medical office
Initial Cost to Company
Land	530
Buildings and Improvements	3,341
Costs Capitalized Subsequent to Acquisition	287
Gross Amount at Which Carried As of Year End
Land	530
Buildings and Improvements	3,628
Total	4,158
Accumulated Depreciation	(823)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1064 Lexington KY | Medical office
Initial Cost to Company
Buildings and Improvements	12,726
Costs Capitalized Subsequent to Acquisition	833
Gross Amount at Which Carried As of Year End
Buildings and Improvements	13,558
Total	13,558
Accumulated Depreciation	(2,017)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
735 Louisville KY | Medical office
Initial Cost to Company
Land	936
Buildings and Improvements	8,426
Costs Capitalized Subsequent to Acquisition	2,749
Gross Amount at Which Carried As of Year End
Land	936
Buildings and Improvements	11,067
Total	12,003
Accumulated Depreciation	(6,033)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	11
737 Louisville KY | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	17,805
Initial Cost to Company
Land	835
Buildings and Improvements	27,627
Costs Capitalized Subsequent to Acquisition	1,730
Gross Amount at Which Carried As of Year End
Land	835
Buildings and Improvements	29,134
Total	29,969
Accumulated Depreciation	(5,838)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
738 Louisville KY | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,021
Initial Cost to Company
Land	780
Buildings and Improvements	8,582
Costs Capitalized Subsequent to Acquisition	2,449
Gross Amount at Which Carried As of Year End
Land	808
Buildings and Improvements	10,980
Total	11,788
Accumulated Depreciation	(4,126)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	18
739 Louisville KY | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,117
Initial Cost to Company
Land	826
Buildings and Improvements	13,814
Costs Capitalized Subsequent to Acquisition	1,517
Gross Amount at Which Carried As of Year End
Land	826
Buildings and Improvements	15,260
Total	16,086
Accumulated Depreciation	(3,325)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
740 Louisville KY | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,788
Initial Cost to Company
Land	2,983
Buildings and Improvements	13,171
Costs Capitalized Subsequent to Acquisition	2,818
Gross Amount at Which Carried As of Year End
Land	2,983
Buildings and Improvements	15,816
Total	18,799
Accumulated Depreciation	(3,514)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1944 Louisville KY | Medical office
Initial Cost to Company
Land	788
Buildings and Improvements	2,414
Gross Amount at Which Carried As of Year End
Land	788
Buildings and Improvements	2,414
Total	3,202
Accumulated Depreciation	(97)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
1945 Louisville KY | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	24,959
Initial Cost to Company
Land	3,255
Buildings and Improvements	28,644
Gross Amount at Which Carried As of Year End
Land	3,255
Buildings and Improvements	28,644
Total	31,899
Accumulated Depreciation	(955)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1946 Louisville KY | Medical office
Initial Cost to Company
Land	430
Buildings and Improvements	6,125
Gross Amount at Which Carried As of Year End
Land	430
Buildings and Improvements	6,125
Total	6,555
Accumulated Depreciation	(204)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1324 Haverhill MA | Medical office
Initial Cost to Company
Land	800
Buildings and Improvements	8,537
Costs Capitalized Subsequent to Acquisition	1,069
Gross Amount at Which Carried As of Year End
Land	800
Buildings and Improvements	9,606
Total	10,406
Accumulated Depreciation	(1,408)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1213 Columbia MD | Medical office
Initial Cost to Company
Land	1,115
Buildings and Improvements	3,206
Costs Capitalized Subsequent to Acquisition	954
Gross Amount at Which Carried As of Year End
Land	1,115
Buildings and Improvements	4,160
Total	5,275
Accumulated Depreciation	(755)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
361 Glen Burnie MD | Medical office
Initial Cost to Company
Land	670
Buildings and Improvements	5,085
Gross Amount at Which Carried As of Year End
Land	670
Buildings and Improvements	5,085
Total	5,755
Accumulated Depreciation	(1,840)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1052 Towson MD | Medical office
Initial Cost to Company
Buildings and Improvements	14,233
Costs Capitalized Subsequent to Acquisition	3,524
Gross Amount at Which Carried As of Year End
Buildings and Improvements	15,719
Total	15,719
Accumulated Depreciation	(2,802)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
240 Minneapolis MN | Medical office
Initial Cost to Company
Land	117
Buildings and Improvements	13,213
Costs Capitalized Subsequent to Acquisition	1,111
Gross Amount at Which Carried As of Year End
Land	117
Buildings and Improvements	14,175
Total	14,292
Accumulated Depreciation	(5,512)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	32
300 Minneapolis MN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,770
Initial Cost to Company
Land	160
Buildings and Improvements	10,131
Costs Capitalized Subsequent to Acquisition	2,383
Gross Amount at Which Carried As of Year End
Land	160
Buildings and Improvements	12,163
Total	12,323
Accumulated Depreciation	(4,402)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1059 Jackson MS | Medical office
Initial Cost to Company
Buildings and Improvements	8,869
Costs Capitalized Subsequent to Acquisition	19
Gross Amount at Which Carried As of Year End
Buildings and Improvements	8,887
Total	8,887
Accumulated Depreciation	(1,167)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1060 Jackson MS | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,082
Initial Cost to Company
Buildings and Improvements	7,187
Costs Capitalized Subsequent to Acquisition	2,160
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,347
Total	9,347
Accumulated Depreciation	(1,381)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1078 Jackson MS | Medical office
Initial Cost to Company
Buildings and Improvements	8,413
Costs Capitalized Subsequent to Acquisition	688
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,101
Total	9,101
Accumulated Depreciation	(1,289)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1068 Omaha NE | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	13,956
Initial Cost to Company
Buildings and Improvements	16,243
Costs Capitalized Subsequent to Acquisition	360
Gross Amount at Which Carried As of Year End
Land	17
Buildings and Improvements	16,576
Total	16,593
Accumulated Depreciation	(2,259)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
729 Albuquerque NM | Medical office
Initial Cost to Company
Buildings and Improvements	5,380
Costs Capitalized Subsequent to Acquisition	162
Gross Amount at Which Carried As of Year End
Buildings and Improvements	5,542
Total	5,542
Accumulated Depreciation	(934)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
348 Elko NV | Medical office
Initial Cost to Company
Land	55
Buildings and Improvements	2,637
Costs Capitalized Subsequent to Acquisition	12
Gross Amount at Which Carried As of Year End
Land	55
Buildings and Improvements	2,649
Total	2,704
Accumulated Depreciation	(973)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
571 Las Vegas NV | Medical office
Initial Cost to Company
Costs Capitalized Subsequent to Acquisition	17,870
Gross Amount at Which Carried As of Year End
Buildings and Improvements	17,327
Total	17,327
Accumulated Depreciation	(3,530)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
660 Las Vegas NV | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,563
Initial Cost to Company
Land	1,121
Buildings and Improvements	4,363
Costs Capitalized Subsequent to Acquisition	2,827
Gross Amount at Which Carried As of Year End
Land	1,253
Buildings and Improvements	7,006
Total	8,259
Accumulated Depreciation	(1,717)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
661 Las Vegas NV | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,715
Initial Cost to Company
Land	2,125
Buildings and Improvements	4,829
Costs Capitalized Subsequent to Acquisition	2,231
Gross Amount at Which Carried As of Year End
Land	2,225
Buildings and Improvements	6,815
Total	9,040
Accumulated Depreciation	(1,358)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
662 Las Vegas NV | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	7,104
Initial Cost to Company
Land	3,480
Buildings and Improvements	12,305
Costs Capitalized Subsequent to Acquisition	2,772
Gross Amount at Which Carried As of Year End
Land	3,480
Buildings and Improvements	14,816
Total	18,296
Accumulated Depreciation	(2,836)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
663 Las Vegas NV | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,026
Initial Cost to Company
Land	1,717
Buildings and Improvements	3,597
Costs Capitalized Subsequent to Acquisition	1,890
Gross Amount at Which Carried As of Year End
Land	1,717
Buildings and Improvements	5,488
Total	7,205
Accumulated Depreciation	(1,396)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
664 Las Vegas NV | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	2,090
Initial Cost to Company
Land	1,172
Buildings and Improvements	1,550
Costs Capitalized Subsequent to Acquisition	325
Gross Amount at Which Carried As of Year End
Land	1,172
Buildings and Improvements	1,782
Total	2,954
Accumulated Depreciation	(542)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
691 Las Vegas NV | Medical office
Initial Cost to Company
Land	3,244
Buildings and Improvements	18,339
Costs Capitalized Subsequent to Acquisition	1,566
Gross Amount at Which Carried As of Year End
Land	3,273
Buildings and Improvements	19,756
Total	23,029
Accumulated Depreciation	(5,562)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1285 Cleveland OH | Medical office
Initial Cost to Company
Land	823
Buildings and Improvements	2,726
Costs Capitalized Subsequent to Acquisition	457
Gross Amount at Which Carried As of Year End
Land	853
Buildings and Improvements	3,152
Total	4,005
Accumulated Depreciation	(1,066)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
400 Harrison OH | Medical office
Initial Cost to Company
Buildings and Improvements	4,561
Costs Capitalized Subsequent to Acquisition	300
Gross Amount at Which Carried As of Year End
Buildings and Improvements	4,861
Total	4,861
Accumulated Depreciation	(1,615)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1054 Durant OK | Medical office
Initial Cost to Company
Land	619
Buildings and Improvements	9,256
Costs Capitalized Subsequent to Acquisition	1,152
Gross Amount at Which Carried As of Year End
Land	651
Buildings and Improvements	10,376
Total	11,027
Accumulated Depreciation	(1,346)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
817 Owasso OK | Medical office
Initial Cost to Company
Buildings and Improvements	6,582
Costs Capitalized Subsequent to Acquisition	562
Gross Amount at Which Carried As of Year End
Buildings and Improvements	7,144
Total	7,144
Accumulated Depreciation	(1,767)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
404 Roseburg OR | Medical office
Initial Cost to Company
Buildings and Improvements	5,707
Gross Amount at Which Carried As of Year End
Buildings and Improvements	5,707
Total	5,707
Accumulated Depreciation	(1,909)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
252 Clarksville TN | Medical office
Initial Cost to Company
Land	765
Buildings and Improvements	4,184
Gross Amount at Which Carried As of Year End
Land	765
Buildings and Improvements	4,184
Total	4,949
Accumulated Depreciation	(1,643)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
624 Hendersonville TN | Medical office
Initial Cost to Company
Land	256
Buildings and Improvements	1,530
Costs Capitalized Subsequent to Acquisition	636
Gross Amount at Which Carried As of Year End
Land	256
Buildings and Improvements	2,102
Total	2,358
Accumulated Depreciation	(522)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
559 Hermitage TN | Medical office
Initial Cost to Company
Land	830
Buildings and Improvements	5,036
Costs Capitalized Subsequent to Acquisition	4,574
Gross Amount at Which Carried As of Year End
Land	830
Buildings and Improvements	9,477
Total	10,307
Accumulated Depreciation	(2,282)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
561 Hermitage TN | Medical office
Initial Cost to Company
Land	596
Buildings and Improvements	9,698
Costs Capitalized Subsequent to Acquisition	1,658
Gross Amount at Which Carried As of Year End
Land	596
Buildings and Improvements	11,011
Total	11,607
Accumulated Depreciation	(2,688)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
562 Hermitage TN | Medical office
Initial Cost to Company
Land	317
Buildings and Improvements	6,528
Costs Capitalized Subsequent to Acquisition	1,701
Gross Amount at Which Carried As of Year End
Land	317
Buildings and Improvements	7,973
Total	8,290
Accumulated Depreciation	(1,838)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
154 Knoxville TN | Medical office
Initial Cost to Company
Land	700
Buildings and Improvements	4,559
Costs Capitalized Subsequent to Acquisition	2,300
Gross Amount at Which Carried As of Year End
Land	700
Buildings and Improvements	6,859
Total	7,559
Accumulated Depreciation	(1,980)
409 Murfreesboro TN | Medical office
Initial Cost to Company
Land	900
Buildings and Improvements	12,706
Gross Amount at Which Carried As of Year End
Land	900
Buildings and Improvements	12,706
Total	13,606
Accumulated Depreciation	(4,361)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
625 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,288
Initial Cost to Company
Land	955
Buildings and Improvements	14,289
Costs Capitalized Subsequent to Acquisition	1,337
Gross Amount at Which Carried As of Year End
Land	955
Buildings and Improvements	15,507
Total	16,462
Accumulated Depreciation	(2,756)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
626 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,823
Initial Cost to Company
Land	2,050
Buildings and Improvements	5,211
Costs Capitalized Subsequent to Acquisition	1,514
Gross Amount at Which Carried As of Year End
Land	2,055
Buildings and Improvements	6,658
Total	8,713
Accumulated Depreciation	(1,143)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
627 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	542
Initial Cost to Company
Land	1,007
Buildings and Improvements	181
Costs Capitalized Subsequent to Acquisition	520
Gross Amount at Which Carried As of Year End
Land	1,007
Buildings and Improvements	681
Total	1,688
Accumulated Depreciation	(109)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
628 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,414
Initial Cost to Company
Land	2,980
Buildings and Improvements	7,164
Costs Capitalized Subsequent to Acquisition	936
Gross Amount at Which Carried As of Year End
Land	2,980
Buildings and Improvements	8,070
Total	11,050
Accumulated Depreciation	(1,234)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
630 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	546
Initial Cost to Company
Land	515
Buildings and Improvements	848
Costs Capitalized Subsequent to Acquisition	225
Gross Amount at Which Carried As of Year End
Land	528
Buildings and Improvements	1,059
Total	1,587
Accumulated Depreciation	(162)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
631 Nashville TN | Medical office
Initial Cost to Company
Land	266
Buildings and Improvements	1,305
Costs Capitalized Subsequent to Acquisition	550
Gross Amount at Which Carried As of Year End
Land	266
Buildings and Improvements	1,752
Total	2,018
Accumulated Depreciation	(336)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
632 Nashville TN | Medical office
Initial Cost to Company
Land	827
Buildings and Improvements	7,642
Costs Capitalized Subsequent to Acquisition	1,898
Gross Amount at Which Carried As of Year End
Land	827
Buildings and Improvements	9,479
Total	10,306
Accumulated Depreciation	(1,702)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
633 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,776
Initial Cost to Company
Land	5,425
Buildings and Improvements	12,577
Costs Capitalized Subsequent to Acquisition	2,921
Gross Amount at Which Carried As of Year End
Land	5,425
Buildings and Improvements	15,466
Total	20,891
Accumulated Depreciation	(2,682)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
634 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,938
Initial Cost to Company
Land	3,818
Buildings and Improvements	15,185
Costs Capitalized Subsequent to Acquisition	2,498
Gross Amount at Which Carried As of Year End
Land	3,818
Buildings and Improvements	17,427
Total	21,245
Accumulated Depreciation	(3,317)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
636 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	445
Initial Cost to Company
Land	583
Buildings and Improvements	450
Gross Amount at Which Carried As of Year End
Land	583
Buildings and Improvements	450
Total	1,033
Accumulated Depreciation	(68)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
573 Arlington TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,718
Initial Cost to Company
Land	769
Buildings and Improvements	12,355
Costs Capitalized Subsequent to Acquisition	1,575
Gross Amount at Which Carried As of Year End
Land	769
Buildings and Improvements	13,864
Total	14,633
Accumulated Depreciation	(2,336)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
576 Conroe TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	2,847
Initial Cost to Company
Land	324
Buildings and Improvements	4,842
Costs Capitalized Subsequent to Acquisition	1,413
Gross Amount at Which Carried As of Year End
Land	324
Buildings and Improvements	6,152
Total	6,476
Accumulated Depreciation	(1,445)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
577 Conroe TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,237
Initial Cost to Company
Land	397
Buildings and Improvements	7,966
Costs Capitalized Subsequent to Acquisition	1,047
Gross Amount at Which Carried As of Year End
Land	397
Buildings and Improvements	9,009
Total	9,406
Accumulated Depreciation	(1,743)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
578 Conroe TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,472
Initial Cost to Company
Land	388
Buildings and Improvements	7,975
Costs Capitalized Subsequent to Acquisition	90
Gross Amount at Which Carried As of Year End
Land	388
Buildings and Improvements	8,039
Total	8,427
Accumulated Depreciation	(1,125)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
579 Conroe TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,789
Initial Cost to Company
Land	188
Buildings and Improvements	3,618
Costs Capitalized Subsequent to Acquisition	581
Gross Amount at Which Carried As of Year End
Land	188
Buildings and Improvements	4,181
Total	4,369
Accumulated Depreciation	(611)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
581 Corpus Christi TX | Medical office
Initial Cost to Company
Land	717
Buildings and Improvements	8,181
Costs Capitalized Subsequent to Acquisition	1,967
Gross Amount at Which Carried As of Year End
Land	717
Buildings and Improvements	10,104
Total	10,821
Accumulated Depreciation	(2,235)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
600 Corpus Christi TX | Medical office
Initial Cost to Company
Land	328
Buildings and Improvements	3,210
Costs Capitalized Subsequent to Acquisition	1,639
Gross Amount at Which Carried As of Year End
Land	328
Buildings and Improvements	4,648
Total	4,976
Accumulated Depreciation	(962)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
601 Corpus Christi TX | Medical office
Initial Cost to Company
Land	313
Buildings and Improvements	1,771
Costs Capitalized Subsequent to Acquisition	476
Gross Amount at Which Carried As of Year End
Land	313
Buildings and Improvements	2,234
Total	2,547
Accumulated Depreciation	(454)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
582 Dallas TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,383
Initial Cost to Company
Land	1,664
Buildings and Improvements	6,785
Costs Capitalized Subsequent to Acquisition	1,630
Gross Amount at Which Carried As of Year End
Land	1,693
Buildings and Improvements	8,310
Total	10,003
Accumulated Depreciation	(1,656)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
1314 Dallas TX | Medical office
Initial Cost to Company
Land	15,230
Buildings and Improvements	162,971
Costs Capitalized Subsequent to Acquisition	4,609
Gross Amount at Which Carried As of Year End
Land	15,239
Buildings and Improvements	167,516
Total	182,755
Accumulated Depreciation	(24,422)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
583 Fort Worth TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	2,970
Initial Cost to Company
Land	898
Buildings and Improvements	4,866
Costs Capitalized Subsequent to Acquisition	1,201
Gross Amount at Which Carried As of Year End
Land	898
Buildings and Improvements	6,013
Total	6,911
Accumulated Depreciation	(1,124)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
805 Fort Worth TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,992
Initial Cost to Company
Buildings and Improvements	2,481
Costs Capitalized Subsequent to Acquisition	648
Gross Amount at Which Carried As of Year End
Land	2
Buildings and Improvements	3,082
Total	3,084
Accumulated Depreciation	(788)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
806 Fort Worth TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	4,075
Initial Cost to Company
Buildings and Improvements	6,070
Costs Capitalized Subsequent to Acquisition	11
Gross Amount at Which Carried As of Year End
Land	5
Buildings and Improvements	6,075
Total	6,080
Accumulated Depreciation	(1,022)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1061 Granbury TX | Medical office
Initial Cost to Company
Buildings and Improvements	6,863
Costs Capitalized Subsequent to Acquisition	80
Gross Amount at Which Carried As of Year End
Buildings and Improvements	6,943
Total	6,943
Accumulated Depreciation	(934)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
430 Houston TX | Medical office
Initial Cost to Company
Land	1,927
Buildings and Improvements	33,140
Costs Capitalized Subsequent to Acquisition	1,663
Gross Amount at Which Carried As of Year End
Land	2,019
Buildings and Improvements	34,558
Total	36,577
Accumulated Depreciation	(11,868)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
446 Houston TX | Medical office
Initial Cost to Company
Land	2,200
Buildings and Improvements	19,585
Costs Capitalized Subsequent to Acquisition	3,846
Gross Amount at Which Carried As of Year End
Land	2,209
Buildings and Improvements	20,915
Total	23,124
Accumulated Depreciation	(11,476)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	17
586 Houston TX | Medical office
Initial Cost to Company
Land	1,033
Buildings and Improvements	3,165
Costs Capitalized Subsequent to Acquisition	751
Gross Amount at Which Carried As of Year End
Land	1,033
Buildings and Improvements	3,791
Total	4,824
Accumulated Depreciation	(715)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
589 Houston TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,899
Initial Cost to Company
Land	1,676
Buildings and Improvements	12,602
Costs Capitalized Subsequent to Acquisition	2,052
Gross Amount at Which Carried As of Year End
Land	1,706
Buildings and Improvements	14,503
Total	16,209
Accumulated Depreciation	(2,805)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
670 Houston TX | Medical office
Initial Cost to Company
Land	257
Buildings and Improvements	2,884
Costs Capitalized Subsequent to Acquisition	649
Gross Amount at Which Carried As of Year End
Land	297
Buildings and Improvements	3,468
Total	3,765
Accumulated Depreciation	(600)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
702 Houston TX | Medical office
Initial Cost to Company
Buildings and Improvements	7,414
Costs Capitalized Subsequent to Acquisition	1,106
Gross Amount at Which Carried As of Year End
Land	7
Buildings and Improvements	8,492
Total	8,499
Accumulated Depreciation	(1,526)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	36
1044 Houston TX | Medical office
Initial Cost to Company
Buildings and Improvements	4,838
Costs Capitalized Subsequent to Acquisition	3,158
Gross Amount at Which Carried As of Year End
Buildings and Improvements	7,911
Total	7,911
Accumulated Depreciation	(1,451)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
590 Irving TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,630
Initial Cost to Company
Land	828
Buildings and Improvements	6,160
Costs Capitalized Subsequent to Acquisition	1,330
Gross Amount at Which Carried As of Year End
Land	828
Buildings and Improvements	7,449
Total	8,277
Accumulated Depreciation	(1,220)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
700 Irving TX | Medical office
Initial Cost to Company
Buildings and Improvements	8,550
Costs Capitalized Subsequent to Acquisition	2,882
Gross Amount at Which Carried As of Year End
Buildings and Improvements	11,429
Total	11,429
Accumulated Depreciation	(1,995)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
1202 Irving TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,803
Initial Cost to Company
Land	1,604
Buildings and Improvements	16,107
Costs Capitalized Subsequent to Acquisition	591
Gross Amount at Which Carried As of Year End
Land	1,604
Buildings and Improvements	16,698
Total	18,302
Accumulated Depreciation	(2,250)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1207 Irving TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,148
Initial Cost to Company
Land	1,955
Buildings and Improvements	12,793
Costs Capitalized Subsequent to Acquisition	138
Gross Amount at Which Carried As of Year End
Land	1,986
Buildings and Improvements	12,900
Total	14,886
Accumulated Depreciation	(1,703)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1062 Lancaster TX | Medical office
Initial Cost to Company
Land	162
Buildings and Improvements	3,830
Costs Capitalized Subsequent to Acquisition	318
Gross Amount at Which Carried As of Year End
Land	162
Buildings and Improvements	4,123
Total	4,285
Accumulated Depreciation	(640)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
591 Lewisville TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,259
Initial Cost to Company
Land	561
Buildings and Improvements	8,043
Costs Capitalized Subsequent to Acquisition	434
Gross Amount at Which Carried As of Year End
Land	561
Buildings and Improvements	8,451
Total	9,012
Accumulated Depreciation	(1,280)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
144 Longview TX | Medical office
Initial Cost to Company
Land	102
Buildings and Improvements	7,998
Costs Capitalized Subsequent to Acquisition	281
Gross Amount at Which Carried As of Year End
Land	102
Buildings and Improvements	8,279
Total	8,381
Accumulated Depreciation	(3,242)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
143 Lufkin TX | Medical office
Initial Cost to Company
Land	338
Buildings and Improvements	2,383
Costs Capitalized Subsequent to Acquisition	40
Gross Amount at Which Carried As of Year End
Land	338
Buildings and Improvements	2,423
Total	2,761
Accumulated Depreciation	(927)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
568 McKinney TX | Medical office
Initial Cost to Company
Land	541
Buildings and Improvements	6,217
Costs Capitalized Subsequent to Acquisition	493
Gross Amount at Which Carried As of Year End
Land	541
Buildings and Improvements	6,296
Total	6,837
Accumulated Depreciation	(1,453)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	36
569 McKinney TX | Medical office
Initial Cost to Company
Buildings and Improvements	636
Costs Capitalized Subsequent to Acquisition	7,527
Gross Amount at Which Carried As of Year End
Buildings and Improvements	7,650
Total	7,650
Accumulated Depreciation	(1,598)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
596 Nassau Bay TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,500
Initial Cost to Company
Land	812
Buildings and Improvements	8,883
Costs Capitalized Subsequent to Acquisition	1,131
Gross Amount at Which Carried As of Year End
Land	812
Buildings and Improvements	9,944
Total	10,756
Accumulated Depreciation	(1,520)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
1079 North Richland Hills TX | Medical office
Initial Cost to Company
Buildings and Improvements	8,942
Costs Capitalized Subsequent to Acquisition	344
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,153
Total	9,153
Accumulated Depreciation	(1,274)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
142 Pampa TX | Medical office
Initial Cost to Company
Land	84
Buildings and Improvements	3,242
Costs Capitalized Subsequent to Acquisition	548
Gross Amount at Which Carried As of Year End
Land	84
Buildings and Improvements	3,790
Total	3,874
Accumulated Depreciation	(1,453)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1048 Pearland TX | Medical office
Initial Cost to Company
Buildings and Improvements	4,014
Costs Capitalized Subsequent to Acquisition	3,960
Gross Amount at Which Carried As of Year End
Buildings and Improvements	7,974
Total	7,974
Accumulated Depreciation	(1,376)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
447 Plano TX | Medical office
Initial Cost to Company
Land	1,700
Buildings and Improvements	7,810
Costs Capitalized Subsequent to Acquisition	2,589
Gross Amount at Which Carried As of Year End
Land	1,704
Buildings and Improvements	9,937
Total	11,641
Accumulated Depreciation	(3,416)
597 Plano TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	7,734
Initial Cost to Company
Land	1,210
Buildings and Improvements	9,588
Costs Capitalized Subsequent to Acquisition	1,420
Gross Amount at Which Carried As of Year End
Land	1,210
Buildings and Improvements	10,916
Total	12,126
Accumulated Depreciation	(2,027)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
672 Plano TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,896
Initial Cost to Company
Land	1,389
Buildings and Improvements	12,768
Costs Capitalized Subsequent to Acquisition	887
Gross Amount at Which Carried As of Year End
Land	1,389
Buildings and Improvements	13,294
Total	14,683
Accumulated Depreciation	(2,187)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	36
1284 Plano TX | Medical office
Initial Cost to Company
Land	2,049
Buildings and Improvements	18,793
Costs Capitalized Subsequent to Acquisition	1,039
Gross Amount at Which Carried As of Year End
Land	2,087
Buildings and Improvements	19,007
Total	21,094
Accumulated Depreciation	(4,311)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1286 Plano TX | Medical office
Initial Cost to Company
Land	3,300
Gross Amount at Which Carried As of Year End
Land	3,300
Total	3,300
815 San Antonio TX | Medical office
Initial Cost to Company
Buildings and Improvements	9,193
Costs Capitalized Subsequent to Acquisition	762
Gross Amount at Which Carried As of Year End
Land	12
Buildings and Improvements	9,913
Total	9,925
Accumulated Depreciation	(1,904)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
816 San Antonio TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	4,656
Initial Cost to Company
Buildings and Improvements	8,699
Costs Capitalized Subsequent to Acquisition	838
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,499
Total	9,499
Accumulated Depreciation	(1,773)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
598 Sugarland TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,898
Initial Cost to Company
Land	1,078
Buildings and Improvements	5,158
Costs Capitalized Subsequent to Acquisition	1,359
Gross Amount at Which Carried As of Year End
Land	1,084
Buildings and Improvements	6,375
Total	7,459
Accumulated Depreciation	(1,084)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
1081 Texarkana TX | Medical office
Initial Cost to Company
Land	1,117
Buildings and Improvements	7,423
Costs Capitalized Subsequent to Acquisition	207
Gross Amount at Which Carried As of Year End
Land	1,177
Buildings and Improvements	7,571
Total	8,748
Accumulated Depreciation	(1,068)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
599 Texas City TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,373
Initial Cost to Company
Buildings and Improvements	9,519
Costs Capitalized Subsequent to Acquisition	157
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,676
Total	9,676
Accumulated Depreciation	(1,392)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
152 Victoria TX | Medical office
Initial Cost to Company
Land	125
Buildings and Improvements	8,977
Gross Amount at Which Carried As of Year End
Land	125
Buildings and Improvements	8,977
Total	9,102
Accumulated Depreciation	(3,405)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1591 San Antonio TX | Medical office
Initial Cost to Company
Buildings and Improvements	7,309
Costs Capitalized Subsequent to Acquisition	239
Gross Amount at Which Carried As of Year End
Buildings and Improvements	7,548
Total	7,548
Accumulated Depreciation	(366)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1977 San Antonio TX | Medical office
Initial Cost to Company
Buildings and Improvements	26,191
Costs Capitalized Subsequent to Acquisition	542
Gross Amount at Which Carried As of Year End
Buildings and Improvements	26,733
Total	26,733
Accumulated Depreciation	(833)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1592 Bountiful UT | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,241
Initial Cost to Company
Land	999
Buildings and Improvements	7,426
Costs Capitalized Subsequent to Acquisition	54
Gross Amount at Which Carried As of Year End
Land	999
Buildings and Improvements	7,481
Total	8,480
Accumulated Depreciation	(351)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
169 Bountiful UT | Medical office
Initial Cost to Company
Land	276
Buildings and Improvements	5,237
Costs Capitalized Subsequent to Acquisition	455
Gross Amount at Which Carried As of Year End
Land	276
Buildings and Improvements	5,691
Total	5,967
Accumulated Depreciation	(1,957)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
346 Castle Dale UT | Medical office
Initial Cost to Company
Land	50
Buildings and Improvements	1,818
Costs Capitalized Subsequent to Acquisition	63
Gross Amount at Which Carried As of Year End
Land	50
Buildings and Improvements	1,881
Total	1,931
Accumulated Depreciation	(698)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
347 Centerville UT | Medical office
Initial Cost to Company
Land	300
Buildings and Improvements	1,288
Costs Capitalized Subsequent to Acquisition	191
Gross Amount at Which Carried As of Year End
Land	300
Buildings and Improvements	1,479
Total	1,779
Accumulated Depreciation	(567)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
350 Grantsville UT | Medical office
Initial Cost to Company
Land	50
Buildings and Improvements	429
Costs Capitalized Subsequent to Acquisition	39
Gross Amount at Which Carried As of Year End
Land	50
Buildings and Improvements	468
Total	518
Accumulated Depreciation	(175)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
469 Kaysville UT | Medical office
Initial Cost to Company
Land	530
Buildings and Improvements	4,493
Costs Capitalized Subsequent to Acquisition	146
Gross Amount at Which Carried As of Year End
Land	530
Buildings and Improvements	4,639
Total	5,169
Accumulated Depreciation	(1,046)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
456 Layton UT | Medical office
Initial Cost to Company
Land	371
Buildings and Improvements	7,073
Costs Capitalized Subsequent to Acquisition	357
Gross Amount at Which Carried As of Year End
Land	389
Buildings and Improvements	7,359
Total	7,748
Accumulated Depreciation	(2,287)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
359 Ogden UT | Medical office
Initial Cost to Company
Land	180
Buildings and Improvements	1,695
Costs Capitalized Subsequent to Acquisition	121
Gross Amount at Which Carried As of Year End
Land	180
Buildings and Improvements	1,764
Total	1,944
Accumulated Depreciation	(653)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1283 Ogden UT | Medical office
Initial Cost to Company
Land	106
Buildings and Improvements	4,464
Costs Capitalized Subsequent to Acquisition	455
Gross Amount at Which Carried As of Year End
Land	106
Buildings and Improvements	4,466
Total	4,572
Accumulated Depreciation	(545)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
357 Orem UT | Medical office
Initial Cost to Company
Land	337
Buildings and Improvements	8,744
Costs Capitalized Subsequent to Acquisition	1,144
Gross Amount at Which Carried As of Year End
Land	306
Buildings and Improvements	9,167
Total	9,473
Accumulated Depreciation	(3,597)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
371 Providence UT | Medical office
Initial Cost to Company
Land	240
Buildings and Improvements	3,876
Costs Capitalized Subsequent to Acquisition	198
Gross Amount at Which Carried As of Year End
Land	256
Buildings and Improvements	3,798
Total	4,054
Accumulated Depreciation	(1,358)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
353 Salt Lake City UT | Medical office
Initial Cost to Company
Land	190
Buildings and Improvements	779
Costs Capitalized Subsequent to Acquisition	61
Gross Amount at Which Carried As of Year End
Land	201
Buildings and Improvements	830
Total	1,031
Accumulated Depreciation	(313)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
355 Salt Lake City UT | Medical office
Initial Cost to Company
Land	180
Buildings and Improvements	14,792
Costs Capitalized Subsequent to Acquisition	759
Gross Amount at Which Carried As of Year End
Land	180
Buildings and Improvements	15,502
Total	15,682
Accumulated Depreciation	(5,727)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
467 Salt Lake City UT | Medical office
Initial Cost to Company
Land	3,000
Buildings and Improvements	7,541
Costs Capitalized Subsequent to Acquisition	509
Gross Amount at Which Carried As of Year End
Land	3,007
Buildings and Improvements	7,998
Total	11,005
Accumulated Depreciation	(2,129)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
566 Salt Lake City UT | Medical office
Initial Cost to Company
Land	509
Buildings and Improvements	4,044
Costs Capitalized Subsequent to Acquisition	792
Gross Amount at Which Carried As of Year End
Land	509
Buildings and Improvements	4,691
Total	5,200
Accumulated Depreciation	(1,084)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
354 Salt Lake City UT | Medical office
Initial Cost to Company
Land	220
Buildings and Improvements	10,732
Costs Capitalized Subsequent to Acquisition	802
Gross Amount at Which Carried As of Year End
Land	220
Buildings and Improvements	11,332
Total	11,552
Accumulated Depreciation	(4,132)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
358 Springville UT | Medical office
Initial Cost to Company
Land	85
Buildings and Improvements	1,493
Costs Capitalized Subsequent to Acquisition	163
Gross Amount at Which Carried As of Year End
Land	85
Buildings and Improvements	1,657
Total	1,742
Accumulated Depreciation	(592)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
482 Stansbury UT | Medical office
Initial Cost to Company
Land	450
Buildings and Improvements	3,201
Costs Capitalized Subsequent to Acquisition	299
Gross Amount at Which Carried As of Year End
Land	450
Buildings and Improvements	3,452
Total	3,902
Accumulated Depreciation	(814)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
351 Washington Terrace UT | Medical office
Initial Cost to Company
Buildings and Improvements	4,573
Costs Capitalized Subsequent to Acquisition	1,502
Gross Amount at Which Carried As of Year End
Buildings and Improvements	5,723
Total	5,723
Accumulated Depreciation	(1,890)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
352 Washington Terrace UT | Medical office
Initial Cost to Company
Buildings and Improvements	2,692
Costs Capitalized Subsequent to Acquisition	354
Gross Amount at Which Carried As of Year End
Buildings and Improvements	2,753
Total	2,753
Accumulated Depreciation	(981)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
495 West Valley UT | Medical office
Initial Cost to Company
Land	410
Buildings and Improvements	8,266
Costs Capitalized Subsequent to Acquisition	1,002
Gross Amount at Which Carried As of Year End
Land	410
Buildings and Improvements	9,268
Total	9,678
Accumulated Depreciation	(2,593)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
349 West Valley UT | Medical office
Initial Cost to Company
Land	1,070
Buildings and Improvements	17,463
Costs Capitalized Subsequent to Acquisition	84
Gross Amount at Which Carried As of Year End
Land	1,070
Buildings and Improvements	17,548
Total	18,618
Accumulated Depreciation	(6,451)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1208 Fairfax VA | Medical office
Initial Cost to Company
Land	8,396
Buildings and Improvements	16,710
Costs Capitalized Subsequent to Acquisition	1,722
Gross Amount at Which Carried As of Year End
Land	8,408
Buildings and Improvements	18,419
Total	26,827
Accumulated Depreciation	(3,561)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	28
572 Reston VA | Medical office
Initial Cost to Company
Buildings and Improvements	11,902
Costs Capitalized Subsequent to Acquisition	(121)
Gross Amount at Which Carried As of Year End
Buildings and Improvements	11,710
Total	11,710
Accumulated Depreciation	(2,402)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
448 Renton WA | Medical office
Initial Cost to Company
Buildings and Improvements	18,724
Costs Capitalized Subsequent to Acquisition	1,195
Gross Amount at Which Carried As of Year End
Buildings and Improvements	19,379
Total	19,379
Accumulated Depreciation	(6,701)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
781 Seattle WA | Medical office
Initial Cost to Company
Buildings and Improvements	52,703
Costs Capitalized Subsequent to Acquisition	2,324
Gross Amount at Which Carried As of Year End
Buildings and Improvements	52,372
Total	52,372
Accumulated Depreciation	(10,368)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
782 Seattle WA | Medical office
Initial Cost to Company
Buildings and Improvements	24,382
Costs Capitalized Subsequent to Acquisition	3,369
Gross Amount at Which Carried As of Year End
Land	21
Buildings and Improvements	26,923
Total	26,944
Accumulated Depreciation	(5,464)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	36
783 Seattle WA | Medical office
Initial Cost to Company
Buildings and Improvements	5,625
Costs Capitalized Subsequent to Acquisition	863
Gross Amount at Which Carried As of Year End
Buildings and Improvements	6,440
Total	6,440
Accumulated Depreciation	(4,173)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	10
785 Seattle WA | Medical office
Initial Cost to Company
Buildings and Improvements	7,293
Costs Capitalized Subsequent to Acquisition	1,207
Gross Amount at Which Carried As of Year End
Buildings and Improvements	7,742
Total	7,742
Accumulated Depreciation	(1,788)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	33
1385 Seattle WA | Medical office
Initial Cost to Company
Buildings and Improvements	38,925
Costs Capitalized Subsequent to Acquisition	437
Gross Amount at Which Carried As of Year End
Buildings and Improvements	39,352
Total	39,352
Accumulated Depreciation	(5,954)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
884 Mexico City DF | Medical office
Initial Cost to Company
Land	415
Buildings and Improvements	3,739
Costs Capitalized Subsequent to Acquisition	13
Gross Amount at Which Carried As of Year End
Land	259
Buildings and Improvements	3,897
Total	4,156
Accumulated Depreciation	(531)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
12 Livermore CA | Post-acute/skilled nursing
Initial Cost to Company
Land	610
Buildings and Improvements	1,711
Costs Capitalized Subsequent to Acquisition	1,125
Gross Amount at Which Carried As of Year End
Land	610
Buildings and Improvements	2,836
Total	3,446
Accumulated Depreciation	(2,784)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
315 Perris CA | Post-acute/skilled nursing
Initial Cost to Company
Land	336
Buildings and Improvements	3,021
Gross Amount at Which Carried As of Year End
Land	336
Buildings and Improvements	3,021
Total	3,357
Accumulated Depreciation	(1,442)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
237 Vista CA | Post-acute/skilled nursing
Initial Cost to Company
Land	653
Buildings and Improvements	6,012
Costs Capitalized Subsequent to Acquisition	90
Gross Amount at Which Carried As of Year End
Land	653
Buildings and Improvements	6,102
Total	6,755
Accumulated Depreciation	(3,109)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
2 Fort Collins CO | Post-acute/skilled nursing
Initial Cost to Company
Land	499
Buildings and Improvements	1,913
Costs Capitalized Subsequent to Acquisition	1,454
Gross Amount at Which Carried As of Year End
Land	499
Buildings and Improvements	3,122
Total	3,621
Accumulated Depreciation	(3,121)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
18 Morrison CO | Post-acute/skilled nursing
Initial Cost to Company
Land	1,429
Buildings and Improvements	5,464
Costs Capitalized Subsequent to Acquisition	4,019
Gross Amount at Which Carried As of Year End
Land	1,429
Buildings and Improvements	8,761
Total	10,190
Accumulated Depreciation	(8,544)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	24
280 Statesboro GA | Post-acute/skilled nursing
Initial Cost to Company
Land	168
Buildings and Improvements	1,508
Gross Amount at Which Carried As of Year End
Land	168
Buildings and Improvements	1,508
Total	1,676
Accumulated Depreciation	(743)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
297 Rexburg ID | Post-acute/skilled nursing
Initial Cost to Company
Land	200
Buildings and Improvements	5,310
Gross Amount at Which Carried As of Year End
Land	200
Buildings and Improvements	5,060
Total	5,260
Accumulated Depreciation	(1,952)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
378 Anderson IN | Post-acute/skilled nursing
Initial Cost to Company
Land	500
Buildings and Improvements	4,724
Costs Capitalized Subsequent to Acquisition	1,734
Gross Amount at Which Carried As of Year End
Land	500
Buildings and Improvements	6,057
Total	6,557
Accumulated Depreciation	(1,849)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
384 Angola IN | Post-acute/skilled nursing
Initial Cost to Company
Land	130
Buildings and Improvements	2,900
Costs Capitalized Subsequent to Acquisition	566
Gross Amount at Which Carried As of Year End
Land	130
Buildings and Improvements	3,466
Total	3,596
Accumulated Depreciation	(1,008)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
385 Fort Wayne IN | Post-acute/skilled nursing
Initial Cost to Company
Land	200
Buildings and Improvements	4,150
Costs Capitalized Subsequent to Acquisition	2,667
Gross Amount at Which Carried As of Year End
Land	200
Buildings and Improvements	6,817
Total	7,017
Accumulated Depreciation	(1,743)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
386 Fort Wayne IN | Post-acute/skilled nursing
Initial Cost to Company
Land	140
Buildings and Improvements	3,760
Gross Amount at Which Carried As of Year End
Land	140
Buildings and Improvements	3,760
Total	3,900
Accumulated Depreciation	(1,307)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
387 Huntington IN | Post-acute/skilled nursing
Initial Cost to Company
Land	30
Buildings and Improvements	2,970
Costs Capitalized Subsequent to Acquisition	338
Gross Amount at Which Carried As of Year End
Land	30
Buildings and Improvements	3,308
Total	3,338
Accumulated Depreciation	(1,066)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
373 Kokomo IN | Post-acute/skilled nursing
Initial Cost to Company
Land	250
Buildings and Improvements	4,622
Costs Capitalized Subsequent to Acquisition	1,294
Gross Amount at Which Carried As of Year End
Land	250
Buildings and Improvements	5,653
Total	5,903
Accumulated Depreciation	(1,335)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
454 New Albany IN | Post-acute/skilled nursing
Initial Cost to Company
Land	230
Buildings and Improvements	6,595
Gross Amount at Which Carried As of Year End
Land	230
Buildings and Improvements	6,595
Total	6,825
Accumulated Depreciation	(2,026)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
484 Tell City IN | Post-acute/skilled nursing
Initial Cost to Company
Land	95
Buildings and Improvements	6,208
Costs Capitalized Subsequent to Acquisition	1,299
Gross Amount at Which Carried As of Year End
Land	95
Buildings and Improvements	7,509
Total	7,604
Accumulated Depreciation	(1,634)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
688 Cynthiana KY | Post-acute/skilled nursing
Initial Cost to Company
Land	192
Buildings and Improvements	4,875
Gross Amount at Which Carried As of Year End
Land	192
Buildings and Improvements	4,875
Total	5,067
Accumulated Depreciation	(839)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
71 Mayfield KY | Post-acute/skilled nursing
Initial Cost to Company
Land	218
Buildings and Improvements	2,797
Gross Amount at Which Carried As of Year End
Land	218
Buildings and Improvements	2,792
Total	3,010
Accumulated Depreciation	(1,765)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
298 Franklin LA | Post-acute/skilled nursing
Initial Cost to Company
Land	405
Buildings and Improvements	3,424
Gross Amount at Which Carried As of Year End
Land	405
Buildings and Improvements	3,424
Total	3,829
Accumulated Depreciation	(1,655)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
299 Morgan City LA | Post-acute/skilled nursing
Initial Cost to Company
Land	203
Buildings and Improvements	2,050
Gross Amount at Which Carried As of Year End
Land	203
Buildings and Improvements	2,050
Total	2,253
Accumulated Depreciation	(991)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
17 Westborough MA | Post-acute/skilled nursing
Initial Cost to Company
Land	858
Buildings and Improvements	2,975
Costs Capitalized Subsequent to Acquisition	2,894
Gross Amount at Which Carried As of Year End
Land	858
Buildings and Improvements	5,868
Total	6,726
Accumulated Depreciation	(4,046)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
388 Las Vegas NV | Post-acute/skilled nursing
Initial Cost to Company
Land	1,300
Buildings and Improvements	3,950
Gross Amount at Which Carried As of Year End
Land	1,300
Buildings and Improvements	3,950
Total	5,250
Accumulated Depreciation	(1,373)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
389 Las Vegas NV | Post-acute/skilled nursing
Initial Cost to Company
Land	1,300
Buildings and Improvements	5,800
Gross Amount at Which Carried As of Year End
Land	1,300
Buildings and Improvements	5,800
Total	7,100
Accumulated Depreciation	(2,016)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
390 Fairborn OH | Post-acute/skilled nursing
Initial Cost to Company
Land	250
Buildings and Improvements	4,850
Gross Amount at Which Carried As of Year End
Land	250
Buildings and Improvements	4,850
Total	5,100
Accumulated Depreciation	(1,686)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
391 Georgetown OH | Post-acute/skilled nursing
Initial Cost to Company
Land	130
Buildings and Improvements	4,970
Gross Amount at Which Carried As of Year End
Land	130
Buildings and Improvements	4,970
Total	5,100
Accumulated Depreciation	(1,728)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
63 Marion OH | Post-acute/skilled nursing
Initial Cost to Company
Land	218
Buildings and Improvements	2,971
Gross Amount at Which Carried As of Year End
Land	218
Buildings and Improvements	2,965
Total	3,183
Accumulated Depreciation	(2,421)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
38 Newark OH | Post-acute/skilled nursing
Initial Cost to Company
Land	400
Buildings and Improvements	8,588
Gross Amount at Which Carried As of Year End
Land	400
Buildings and Improvements	8,577
Total	8,977
Accumulated Depreciation	(6,009)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
392 Port Clinton OH | Post-acute/skilled nursing
Initial Cost to Company
Land	370
Buildings and Improvements	3,630
Gross Amount at Which Carried As of Year End
Land	370
Buildings and Improvements	3,630
Total	4,000
Accumulated Depreciation	(1,262)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
393 Springfield OH | Post-acute/skilled nursing
Initial Cost to Company
Land	250
Buildings and Improvements	3,950
Costs Capitalized Subsequent to Acquisition	2,113
Gross Amount at Which Carried As of Year End
Land	250
Buildings and Improvements	6,063
Total	6,313
Accumulated Depreciation	(1,532)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
394 Toledo OH | Post-acute/skilled nursing
Initial Cost to Company
Land	120
Buildings and Improvements	5,130
Gross Amount at Which Carried As of Year End
Land	120
Buildings and Improvements	5,130
Total	5,250
Accumulated Depreciation	(1,783)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
395 Versailles OH | Post-acute/skilled nursing
Initial Cost to Company
Land	120
Buildings and Improvements	4,980
Gross Amount at Which Carried As of Year End
Land	120
Buildings and Improvements	4,980
Total	5,100
Accumulated Depreciation	(1,731)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
695 Carthage TN | Post-acute/skilled nursing
Initial Cost to Company
Land	129
Buildings and Improvements	2,406
Gross Amount at Which Carried As of Year End
Land	129
Buildings and Improvements	2,225
Total	2,354
Accumulated Depreciation	(471)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
54 Loudon TN | Post-acute/skilled nursing
Initial Cost to Company
Land	26
Buildings and Improvements	3,879
Gross Amount at Which Carried As of Year End
Land	26
Buildings and Improvements	3,873
Total	3,899
Accumulated Depreciation	(2,761)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
47 Maryville TN | Post-acute/skilled nursing
Initial Cost to Company
Land	160
Buildings and Improvements	1,472
Gross Amount at Which Carried As of Year End
Land	160
Buildings and Improvements	1,468
Total	1,628
Accumulated Depreciation	(830)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
48 Maryville TN | Post-acute/skilled nursing
Initial Cost to Company
Land	307
Buildings and Improvements	4,376
Gross Amount at Which Carried As of Year End
Land	307
Buildings and Improvements	4,369
Total	4,676
Accumulated Depreciation	(2,392)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
285 Fort Worth TX | Post-acute/skilled nursing
Initial Cost to Company
Land	243
Buildings and Improvements	2,036
Costs Capitalized Subsequent to Acquisition	269
Gross Amount at Which Carried As of Year End
Land	243
Buildings and Improvements	2,305
Total	2,548
Accumulated Depreciation	(1,129)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
296 Ogden UT | Post-acute/skilled nursing
Initial Cost to Company
Land	250
Buildings and Improvements	4,685
Gross Amount at Which Carried As of Year End
Land	250
Buildings and Improvements	4,435
Total	4,685
Accumulated Depreciation	(1,690)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
681 Fishersville VA | Post-acute/skilled nursing
Initial Cost to Company
Land	751
Buildings and Improvements	7,734
Gross Amount at Which Carried As of Year End
Land	751
Buildings and Improvements	7,220
Total	7,971
Accumulated Depreciation	(1,390)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
682 Floyd VA | Post-acute/skilled nursing
Initial Cost to Company
Land	309
Buildings and Improvements	2,263
Gross Amount at Which Carried As of Year End
Land	309
Buildings and Improvements	1,893
Total	2,202
Accumulated Depreciation	(577)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
689 Independence VA | Post-acute/skilled nursing
Initial Cost to Company
Land	206
Buildings and Improvements	8,366
Gross Amount at Which Carried As of Year End
Land	206
Buildings and Improvements	7,810
Total	8,016
Accumulated Depreciation	(1,481)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
683 Newport News VA | Post-acute/skilled nursing
Initial Cost to Company
Land	535
Buildings and Improvements	6,192
Gross Amount at Which Carried As of Year End
Land	535
Buildings and Improvements	5,719
Total	6,254
Accumulated Depreciation	(1,100)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
684 Roanoke VA | Post-acute/skilled nursing
Initial Cost to Company
Land	586
Buildings and Improvements	7,159
Gross Amount at Which Carried As of Year End
Land	586
Buildings and Improvements	6,696
Total	7,282
Accumulated Depreciation	(1,287)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
685 Staunton VA | Post-acute/skilled nursing
Initial Cost to Company
Land	422
Buildings and Improvements	8,681
Gross Amount at Which Carried As of Year End
Land	422
Buildings and Improvements	8,136
Total	8,558
Accumulated Depreciation	(1,563)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
686 Williamsburg VA | Post-acute/skilled nursing
Initial Cost to Company
Land	699
Buildings and Improvements	4,886
Gross Amount at Which Carried As of Year End
Land	699
Buildings and Improvements	4,464
Total	5,163
Accumulated Depreciation	(860)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
690 Windsor VA | Post-acute/skilled nursing
Initial Cost to Company
Land	319
Buildings and Improvements	7,543
Gross Amount at Which Carried As of Year End
Land	319
Buildings and Improvements	7,018
Total	7,337
Accumulated Depreciation	(1,330)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
687 Woodstock VA | Post-acute/skilled nursing
Initial Cost to Company
Land	603
Buildings and Improvements	5,395
Costs Capitalized Subsequent to Acquisition	9
Gross Amount at Which Carried As of Year End
Land	605
Buildings and Improvements	4,987
Total	5,592
Accumulated Depreciation	(960)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
126 Little Rock AR | Hospital
Initial Cost to Company
Land	709
Buildings and Improvements	9,604
Gross Amount at Which Carried As of Year End
Land	709
Buildings and Improvements	9,587
Total	10,296
Accumulated Depreciation	(4,487)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
113 Peoria AZ | Hospital
Initial Cost to Company
Land	1,565
Buildings and Improvements	7,050
Gross Amount at Which Carried As of Year End
Land	1,565
Buildings and Improvements	7,050
Total	8,615
Accumulated Depreciation	(3,396)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1038 Fresno CA | Hospital
Initial Cost to Company
Land	3,652
Buildings and Improvements	29,113
Costs Capitalized Subsequent to Acquisition	7,724
Gross Amount at Which Carried As of Year End
Land	3,652
Buildings and Improvements	36,837
Total	40,489
Accumulated Depreciation	(9,694)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
423 Irvine CA | Hospital
Initial Cost to Company
Land	18,000
Buildings and Improvements	70,800
Gross Amount at Which Carried As of Year End
Land	18,000
Buildings and Improvements	70,800
Total	88,800
Accumulated Depreciation	(24,618)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
127 Colorado Springs CO | Hospital
Initial Cost to Company
Land	690
Buildings and Improvements	8,338
Gross Amount at Which Carried As of Year End
Land	690
Buildings and Improvements	8,338
Total	9,028
Accumulated Depreciation	(3,877)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
425 Palm Beach Garden FL | Hospital
Initial Cost to Company
Land	4,200
Buildings and Improvements	58,250
Gross Amount at Which Carried As of Year End
Land	4,200
Buildings and Improvements	58,250
Total	62,450
Accumulated Depreciation	(20,250)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
426 Roswell GA | Hospital
Initial Cost to Company
Land	6,900
Buildings and Improvements	55,300
Gross Amount at Which Carried As of Year End
Land	6,900
Buildings and Improvements	54,859
Total	61,759
Accumulated Depreciation	(19,122)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
887 Atlanta GA | Hospital
Initial Cost to Company
Land	4,300
Buildings and Improvements	13,690
Gross Amount at Which Carried As of Year End
Land	4,300
Buildings and Improvements	13,690
Total	17,990
Accumulated Depreciation	(4,613)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
112 Overland Park KS | Hospital
Initial Cost to Company
Land	2,316
Buildings and Improvements	10,681
Gross Amount at Which Carried As of Year End
Land	2,316
Buildings and Improvements	10,681
Total	12,997
Accumulated Depreciation	(5,327)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
877 Slidell LA | Hospital
Initial Cost to Company
Land	1,490
Buildings and Improvements	22,034
Gross Amount at Which Carried As of Year End
Land	1,490
Buildings and Improvements	20,934
Total	22,424
Accumulated Depreciation	(2,704)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1383 Baton Rouge LA | Hospital
Initial Cost to Company
Land	690
Buildings and Improvements	8,545
Costs Capitalized Subsequent to Acquisition	86
Gross Amount at Which Carried As of Year End
Land	690
Buildings and Improvements	8,632
Total	9,322
Accumulated Depreciation	(1,161)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
429 Hickory NC | Hospital
Initial Cost to Company
Land	2,600
Buildings and Improvements	69,900
Gross Amount at Which Carried As of Year End
Land	2,600
Buildings and Improvements	69,900
Total	72,500
Accumulated Depreciation	(24,299)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
886 Dallas TX | Hospital
Initial Cost to Company
Land	1,820
Buildings and Improvements	8,508
Costs Capitalized Subsequent to Acquisition	26
Gross Amount at Which Carried As of Year End
Land	1,820
Buildings and Improvements	8,534
Total	10,354
Accumulated Depreciation	(1,945)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1319 Dallas TX | Hospital
Initial Cost to Company
Land	18,840
Buildings and Improvements	138,235
Costs Capitalized Subsequent to Acquisition	1,091
Gross Amount at Which Carried As of Year End
Land	18,840
Buildings and Improvements	139,326
Total	158,166
Accumulated Depreciation	(18,605)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1384 Plano TX | Hospital
Initial Cost to Company
Land	6,290
Buildings and Improvements	22,686
Costs Capitalized Subsequent to Acquisition	1,374
Gross Amount at Which Carried As of Year End
Land	6,290
Buildings and Improvements	24,061
Total	30,351
Accumulated Depreciation	(3,335)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
84 San Antonio TX | Hospital
Initial Cost to Company
Land	1,990
Buildings and Improvements	11,184
Gross Amount at Which Carried As of Year End
Land	1,990
Buildings and Improvements	11,174
Total	13,164
Accumulated Depreciation	(5,857)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
885 Greenfield WI | Hospital
Initial Cost to Company
Land	620
Buildings and Improvements	9,542
Gross Amount at Which Carried As of Year End
Land	620
Buildings and Improvements	9,542
Total	10,162
Accumulated Depreciation	$ (1,846)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40